JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
CORPORATE BONDS — 49.6%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023(a)		3,850	1,160

Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(b)		230	234
5.13%, 5/15/2024(b)		230	237
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(c)		980	1,054

			1,525
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(a)		2,273	2,370

Belgium — 0.9%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		4,955	5,746
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028(a)	EUR	900	1,064
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029		2,570	3,036
4.90%, 1/23/2031		1,630	1,989
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(a)(c)(d)(e) EUR 5,600			6,372
Solvay Finance SA
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(a)(c)(d)(e)	EUR	2,271	2,669
(EUR Swap Annual 5 Year + 5.22%), 5.87%, 6/3/2024(a)(c)(d)(e)	EUR	500	596
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028(a)	EUR	2,000	2,284

			23,756

Brazil — 0.8%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(a)(c)(d)(e)		1,431	1,196
Klabin Austria GmbH 7.00%, 4/3/2049(a)		3,595	3,660
MV24 Capital BV 6.75%, 6/1/2034(b)		3,175	2,937
Petrobras Global Finance BV
5.60%, 1/3/2031		7,130	7,009
6.90%, 3/19/2049		4,560	4,531

			19,333

Canada — 0.6%
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024		687	625
Bombardier, Inc.
6.00%, 10/15/2022(b)		210	135
6.13%, 1/15/2023(b)		597	363
7.50%, 12/1/2024(b)		287	175
7.88%, 4/15/2027(b)		267	161
Emera US Finance LP
3.55%, 6/15/2026		3,916	4,260
4.75%, 6/15/2046		2,050	2,323
MEG Energy Corp.
6.50%, 1/15/2025(b)		1,952	1,924
7.13%, 2/1/2027(b)		829	755
NOVA Chemicals Corp.
5.00%, 5/1/2025(b)		570	504
5.25%, 6/1/2027(b)		296	251
Open Text Corp. 5.88%, 6/1/2026(b)		272	281
Precision Drilling Corp.
7.75%, 12/15/2023		720	390
5.25%, 11/15/2024		180	92
7.13%, 1/15/2026(b)		684	342
Stars Group Holdings BV 7.00%, 7/15/2026(b)		245	260
Videotron Ltd. 5.38%, 6/15/2024(b)		1,300	1,378

			14,219

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050(b)		2,890	3,311
Kenbourne Invest SA 6.88%, 11/26/2024(b)		2,760	2,753

			6,064

China — 0.5%
China Evergrande Group
7.50%, 6/28/2023(a)		3,911	3,199
8.75%, 6/28/2025(a)		5,070	3,939
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(a)		1,062	498
New Metro Global Ltd. 6.50%, 4/23/2021(a)		2,750	2,750
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(a)(c)(d)(e)		635	508
Yuzhou Properties Co. Ltd.
8.38%, 10/30/2024(a)		2,610	2,495

			13,389

Denmark — 0.2%
Danske Bank A/S 5.00%, 1/12/2022(b)		1,940	2,033
DKT Finance ApS 7.00%, 6/17/2023(a)	EUR	900	1,004

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050(a)	DKK	9,057	1,325
TDC A/S 5.00%, 3/2/2022(f)	EUR	1,100	1,261

			5,623

France — 3.3%
Accor SA
1.25%, 1/25/2024(a)	EUR	500	527
(EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024(a)(c)(d)(e)	EUR	600	621
Altice France SA
7.38%, 5/1/2026(b)		1,875	1,978
5.88%, 2/1/2027(a)	EUR	1,350	1,590
3.38%, 1/15/2028(b)	EUR	659	706
Autoroutes du Sud de la France SA 1.38%, 2/21/2031(a) EUR 7,200			8,387
Banijay Entertainment SASU
3.50%, 3/1/2025(b)	EUR	549	585
3.50%, 3/1/2025(a)	EUR	467	498
Banijay Group SAS 6.50%, 3/1/2026(b)	EUR	342	338
BPCE SA
3.00%, 5/22/2022(b)		1,124	1,154
5.15%, 7/21/2024(b)		8,195	8,960
4.88%, 4/1/2026(b)		1,880	2,085
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027(a)(c)	EUR	1,200	1,371
Burger King France SAS 6.00%, 5/1/2024(a)	EUR	1,000	1,089
Casino Guichard Perrachon SA 1.87%, 6/13/2022(a)	EUR	500	530
Credit Agricole SA
2.38%, 7/1/2021(b)		3,770	3,839
3.25%, 10/4/2024(b)		2,150	2,282
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(c)(d)(e)		5,150	5,897
Elis SA
1.88%, 2/15/2023(a)	EUR	1,600	1,755
2.88%, 2/15/2026(a)	EUR	2,100	2,255
Europcar Mobility Group
4.13%, 11/15/2024(a)	EUR	500	354
4.00%, 4/30/2026(a)	EUR	350	228
Faurecia SE
2.63%, 6/15/2025(a)	EUR	650	696
3.13%, 6/15/2026(a)	EUR	1,200	1,296
La Financiere Atalian SASU
4.00%, 5/15/2024(a)	EUR	1,550	1,118
5.13%, 5/15/2025(a)	EUR	1,016	733
Orano SA
3.25%, 9/4/2020(a)	EUR	1,400	1,558
3.13%, 3/20/2023(a)	EUR	700	788
4.88%, 9/23/2024	EUR	2,300	2,751
Parts Europe SA 4.38%, 5/1/2022(a)	EUR	750	713
Picard Groupe SAS
(EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023(a)(c)	EUR	1,000	1,052
Quatrim SASU
5.88%, 1/15/2024(a)	EUR	700	792
5.88%, 1/15/2024(b)	EUR	476	537
Renault SA
1.25%, 6/24/2025(a)	EUR	1,500	1,511
2.00%, 9/28/2026(a)	EUR	100	101
Rexel SA
2.63%, 6/15/2024(a)	EUR	2,350	2,582
2.13%, 6/15/2025(a)	EUR	1,000	1,088
2.75%, 6/15/2026(a)	EUR	1,000	1,096
Societe Generale SA
(EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021(a)(c)(d)(e)	EUR	850	937
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(b)(c)(d)(e)		1,190	1,198
SPIE SA 3.13%, 3/22/2024(a)	EUR	2,900	3,187
Total Capital International SA
2.83%, 1/10/2030		4,885	5,235
3.13%, 5/29/2050		800	808
TOTAL SA
(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022(a)(c)(d)(e)	EUR	1,750	2,025
(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024(a)(c)(d)(e)	EUR	4,000	4,416
Vallourec SA
6.63%, 10/15/2022(a)	EUR	449	319
6.38%, 10/15/2023(a)	EUR	200	133
2.25%, 9/30/2024(a)	EUR	1,900	1,136

			84,835

Germany — 0.9%
CBR Fashion Finance BV 5.13%, 10/1/2022(a)	EUR	1,175	1,042
CeramTec BondCo GmbH 5.25%, 12/15/2025(a)	EUR	1,500	1,519
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027(b)	EUR	1,230	1,340
Deutsche Bank AG 4.25%, 10/14/2021		993	1,007
Douglas GmbH 6.25%, 7/15/2022(a)	EUR	350	320
IHO Verwaltungs GmbH 3.75% (cash), 9/15/2026(a)(g)	EUR	1,200	1,262
Kirk Beauty One GmbH 8.75%, 7/15/2023(a)	EUR	350	196
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076(a)(c)	EUR	750	862

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Nidda BondCo GmbH 5.00%, 9/30/2025(a)	EUR	3,225	3,508
Nidda Healthcare Holding GmbH
3.50%, 9/30/2024(a)	EUR	2,659	2,908
3.50%, 9/30/2024(b)	EUR	825	902
ProGroup AG 3.00%, 3/31/2026(a)	EUR	787	819
RWE AG (EUR Swap Annual 5 Year + 3.25%), 3.50%, 4/21/2075(a)(c)	EUR	800	914
Tele Columbus AG 3.88%, 5/2/2025(a)	EUR	726	737
thyssenkrupp AG
1.38%, 3/3/2022(a)	EUR	2,900	3,108
1.88%, 3/6/2023(a)	EUR	400	416
2.88%, 2/22/2024(a)	EUR	300	313
2.50%, 2/25/2025(a)	EUR	1,400	1,429
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027(a)	EUR	800	879

			23,481

Greece — 0.5%
Alpha Bank AE 2.50%, 2/5/2023(a)	EUR	10,700	12,303
Ellaktor Value plc
6.38%, 12/15/2024(b)	EUR	300	247
6.38%, 12/15/2024(a)	EUR	300	248
OTE plc 3.50%, 7/9/2020(a)	EUR	700	777

			13,575

Guatemala — 0.0%(h)
Comunicaciones Celulares SA 6.88%, 2/6/2024(a)		700	711

Hong Kong — 0.1%
Metropolitan Light Co. Ltd. 5.50%, 11/21/2022(b)		1,931	1,929

Indonesia — 0.2%
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(a)		1,027	874
Pertamina Persero PT 3.65%, 7/30/2029(b)		3,619	3,731

			4,605

Ireland — 0.7%
AerCap Ireland Capital DAC
5.00%, 10/1/2021		1,515	1,475
4.63%, 7/1/2022		3,765	3,548
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020(a)(c)(d)(e)	EUR	487	540
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025(a)(c)	EUR	3,100	3,416
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024(b)		2,337	1,928
4.38%, 5/1/2026(b)		1,075	876
eircom Finance DAC 3.50%, 5/15/2026(a)	EUR	2,930	3,318
Smurfit Kappa Acquisitions ULC
2.75%, 2/1/2025(a)	EUR	1,700	1,944
2.88%, 1/15/2026(a)	EUR	1,750	2,006

			19,051

Italy — 1.7%
Atlantia SpA
1.63%, 2/3/2025(a)	EUR	800	854
1.88%, 7/13/2027(a)	EUR	400	421
Autostrade per l’Italia SpA
1.88%, 11/4/2025(a)	EUR	900	942
1.75%, 6/26/2026(a)	EUR	975	1,005
1.88%, 9/26/2029(a)	EUR	850	872
Banca Monte dei Paschi di Siena SpA 2.00%, 1/29/2024(a)	EUR	5,820	6,761
Enel Finance International NV
3.63%, 5/25/2027(b)		3,570	3,802
3.50%, 4/6/2028(b)		3,665	3,891
Leonardo SpA
4.50%, 1/19/2021	EUR	1,700	1,923
4.88%, 3/24/2025	EUR	2,000	2,457
Rossini SARL 6.75%, 10/30/2025(a)	EUR	1,600	1,900
Saipem Finance International BV
3.75%, 9/8/2023(a)	EUR	1,000	1,125
2.63%, 1/7/2025(a)	EUR	3,000	3,239
Telecom Italia Capital SA
6.38%, 11/15/2033		1,324	1,480
6.00%, 9/30/2034		68	73
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	950	1,433
Telecom Italia SpA
3.25%, 1/16/2023(a)	EUR	4,300	4,889
3.00%, 9/30/2025(a)	EUR	1,700	1,900
3.63%, 5/25/2026(a)	EUR	4,850	5,585

			44,552

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027(a)		4,910	5,201

Luxembourg — 0.9%
Altice Financing SA 7.50%, 5/15/2026(b)		1,825	1,921
Altice Finco SA 4.75%, 1/15/2028(a)	EUR	2,025	2,001
Altice France Holding SA
8.00%, 5/15/2027(b)	EUR	2,823	3,324
4.00%, 2/15/2028(a)	EUR	1,000	996

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
ARD Finance SA
5.00% (cash), 6/30/2027(b)(g)	EUR	771	809
5.00% (cash), 6/30/2027(a)(g)(i)	EUR	500	524
INEOS Group Holdings SA
5.38%, 8/1/2024(a)	EUR	750	835
5.63%, 8/1/2024(b)		500	495
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		902	476
8.00%, 2/15/2024(b)(f)		743	750
8.50%, 10/15/2024(b)		2,785	1,587
Matterhorn Telecom SA
3.13%, 9/15/2026(b)	EUR	874	946
3.13%, 9/15/2026(a)	EUR	200	216
Monitchem HoldCo 3 SA
5.25%, 3/15/2025(a)	EUR	500	558
5.25%, 3/15/2025(b)	EUR	188	210
Picard Bondco SA 5.50%, 11/30/2024(a)	EUR	1,300	1,392
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(a)(c)(d)(e)	EUR	4,000	4,429
Summer BC Holdco A SARL 9.25%, 10/31/2027(a)	EUR	577	480
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	938	973
Swissport Financing SARL 9.00%, 2/15/2025(a)	EUR	500	40

			22,962

Malaysia — 0.2%
Petronas Capital Ltd.
3.50%, 4/21/2030(b)		1,740	1,926
4.55%, 4/21/2050(b)		1,580	1,949

			3,875

Mexico — 1.2%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(c)(d)(e)		1,320	1,242
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(c)		1,900	1,837
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)(c)		4,300	3,930
Elementia SAB de CV 5.50%, 1/15/2025(b)		1,940	1,409
Petroleos Mexicanos
6.75%, 9/21/2047		20,400	15,835
6.95%, 1/28/2060(b)		7,095	5,421

			29,674

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044(a)		2,280	2,563

Netherlands — 1.0%
ABN AMRO Bank NV 4.75%, 7/28/2025(b)		3,555	3,843
ING Groep NV (EUR Swap Annual 5 Year + 1.25%), 1.62%, 9/26/2029(a)(c)	EUR	700	771
Lincoln Financing SARL
3.63%, 4/1/2024(a)	EUR	900	907
3.63%, 4/1/2024(b)	EUR	560	564
OCI NV 3.13%, 11/1/2024(a)	EUR	454	494
Sigma Holdco BV 5.75%, 5/15/2026(a)	EUR	2,493	2,712
Starfruit Finco BV 6.50%, 10/1/2026(a)	EUR	2,075	2,269
Sunshine Mid BV 6.50%, 5/15/2026(a)	EUR	2,500	2,726
Trivium Packaging Finance BV
3.75%, 8/15/2026(b)(f)	EUR	520	564
3.75%, 8/15/2026(a)(f)	EUR	300	326
5.50%, 8/15/2026(b)(f)		200	210
8.50%, 8/15/2027(b)(f)		200	211
UPC Holding BV
5.50%, 1/15/2028(b)		200	193
3.88%, 6/15/2029(a)	EUR	700	722
UPCB Finance IV Ltd. 4.00%, 1/15/2027(a)	EUR	1,634	1,821
UPCB Finance VII Ltd. 3.63%, 6/15/2029(a)	EUR	1,666	1,785
Ziggo Bond Co. BV 3.38%, 2/28/2030(b)	EUR	3,124	3,286
Ziggo BV
4.25%, 1/15/2027(a)	EUR	1,980	2,275
2.88%, 1/15/2030(b)	EUR	165	179
2.88%, 1/15/2030(a)	EUR	100	109

			25,967

Nigeria — 0.0%(h)
United Bank for Africa plc 7.75%, 6/8/2022(a)		1,200	1,146

Oman — 0.1%
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(a)		2,300	2,084

Peru — 0.3%
Nexa Resources SA 5.38%, 5/4/2027(a)		4,523	4,319
Southern Copper Corp. 5.88%, 4/23/2045		3,070	3,671

			7,990

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Portugal — 0.4%
EDP Finance BV
5.25%, 1/14/2021(b)		400	408
2.38%, 3/23/2023(a)	EUR	2,000	2,334
3.63%, 7/15/2024(b)		6,630	7,094

			9,836

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(a)		2,600	2,638
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(a)		350	351

			2,989

Singapore — 0.2%
Oversea-Chinese Banking Corp. Ltd. 0.38%, 3/1/2023(a)	EUR	5,550	6,239

South Africa — 0.1%
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(a)		1,357	1,224

Spain — 1.7%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)		2,290	2,228
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 9.18%), 8.87%, 4/14/2021(a)(c)(d)(e)	EUR	2,400	2,771
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(a)(c)(d)(e)	EUR	3,000	3,222
Banco Santander SA 3.25%, 4/4/2026(a)	EUR	200	237
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(a)(c)(d)(e)	EUR	1,600	1,747
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(a)(c)	EUR	2,000	2,242
Cellnex Telecom SA 2.88%, 4/18/2025(a)	EUR	1,300	1,513
Cirsa Finance International SARL
6.25%, 12/20/2023(a)	EUR	1,339	1,345
4.75%, 5/22/2025(a)	EUR	390	381
eDreams ODIGEO SA 5.50%, 9/1/2023(a)	EUR	1,250	1,124
Grifols SA
1.63%, 2/15/2025(b)	EUR	1,430	1,555
3.20%, 5/1/2025(a)	EUR	1,900	2,121
2.25%, 11/15/2027(a)	EUR	1,100	1,197
2.25%, 11/15/2027(b)	EUR	201	219
Grupo Antolin-Irausa SA
3.25%, 4/30/2024(a)	EUR	400	369
3.38%, 4/30/2026(a)	EUR	400	364
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022(a)(c)(d)(e)	EUR	1,000	1,131
NorteGas Energia Distribucion SA 2.07%, 9/28/2027(a)	EUR	1,100	1,261
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(a)(c)	EUR	3,650	4,214
Telefonica Emisiones SA 4.67%, 3/6/2038		930	1,062
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(a)(c)(d)(e)	EUR	3,100	3,353
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(a)(c)(d)(e)	EUR	1,800	1,951
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(a)(c)(d)(e)	EUR	5,800	6,976
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026(a)(c)(d)(e)	EUR	500	555

			43,138

Sweden — 0.3%
Dometic Group AB 3.00%, 5/8/2026(a)	EUR	1,000	994
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(a)(c)(d)(e)		600	624
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024(a)	EUR	1,450	1,620
Verisure Midholding AB 5.75%, 12/1/2023(a)	EUR	3,276	3,626
Volvo Car AB 2.00%, 1/24/2025(a)	EUR	1,400	1,475

			8,339

Switzerland — 1.2%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(c)(d)(e)		7,280	7,825
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(b)(c)(d)(e)		3,591	3,755
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(b)(c)(d)(e)		1,260	1,276

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(b)(c)		1,585	1,709
(SOFR + 3.73%), 4.19%, 4/1/2031(b)(c)		3,650	4,048
Dufry One BV 2.50%, 10/15/2024(a)	EUR	2,000	1,920
Glencore Finance Europe Ltd. 1.63%, 1/18/2022(a)	EUR	900	996
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(a)(c)(d)(e)	EUR	4,950	5,708
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(c)(d)(e)		3,450	3,760

			30,997

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(a)		2,490	2,618

Turkey — 0.1%
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(a)		3,340	3,320

United Arab Emirates — 0.0%(h)
Mashreqbank PSC 4.25%, 2/26/2024(a)		466	479
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(b)		667	295

			774

United Kingdom — 2.8%
Arqiva Broadcast Finance plc 6.75%, 9/30/2023(a)	GBP	600	765
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)(e)		294	289
4.84%, 5/9/2028		710	764
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(c)		305	340
BAT Capital Corp.
3.56%, 8/15/2027		3,645	3,830
4.39%, 8/15/2037		2,620	2,750
4.54%, 8/15/2047		3,240	3,440
British Telecommunications plc 1.75%, 3/10/2026(a)	EUR	2,500	2,880
CPUK Finance Ltd. 4.25%, 8/28/2022(a)	GBP	1,400	1,567
EC Finance plc 2.38%, 11/15/2022(a)	EUR	400	395
eG Global Finance plc 4.38%, 2/7/2025(a)	EUR	2,275	2,379
FCE Bank plc
1.88%, 6/24/2021(a)	EUR	300	323
0.87%, 9/13/2021(a)	EUR	500	528
1.13%, 2/10/2022(a)	EUR	850	896
Fiat Chrysler Automobiles NV 3.75%, 3/29/2024(a)	EUR	1,600	1,840
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(c)		3,980	4,261
4.95%, 3/31/2030		535	628
Iceland Bondco plc 4.63%, 3/15/2025(a)	GBP	1,100	1,168
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024(b)	EUR	385	325
6.88%, 11/15/2026(b)	EUR	256	218
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.88%, 12/20/2024(a)(c)(d)(e)	GBP	200	246
NEW Look Financing plc 12.00% (Blend (cash 8.00% + PIK 4.00%)), 5/3/2024(a)(g)(i)	GBP	791	503
Nomad Foods Bondco plc 3.25%, 5/15/2024(a)	EUR	1,800	2,014
Reynolds American, Inc. 4.45%, 6/12/2025		2,965	3,278
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(c)(d)(e)		2,000	2,077
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)		7,562	7,779
3.88%, 9/12/2023		830	879
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)		1,750	1,976
Santander UK Group Holdings plc
1.13%, 9/8/2023(a)	EUR	711	782
4.75%, 9/15/2025(b)		1,520	1,606
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031(b)(c)		3,600	4,015
Synlab Unsecured Bondco plc 8.25%, 7/1/2023(a)	EUR	2,950	3,324
Top Gun Realisations 74 plc 6.50%, 7/1/2022(a)(j)	GBP	513	120
Virgin Media Finance plc 4.50%, 1/15/2025(a)	EUR	3,100	3,477
Vodafone Group plc
5.25%, 5/30/2048		3,050	3,954
4.88%, 6/19/2049		1,649	2,054
4.25%, 9/17/2050		920	1,056
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(a)(c)	EUR	4,000	4,452

			73,178

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
United States — 27.7%
A10 Revolving Asset Financing I LLC 6.39%, 1/9/2020‡(b)(i)		250	250
AbbVie, Inc.
3.60%, 5/14/2025		4,175	4,606
2.95%, 11/21/2026(b)		2,850	3,056
3.20%, 11/21/2029(b)		1,705	1,827
4.05%, 11/21/2039(b)		2,415	2,710
4.70%, 5/14/2045		862	1,029
4.45%, 5/14/2046		1,385	1,603
4.25%, 11/21/2049(b)		1,995	2,285
ACCO Brands Corp. 5.25%, 12/15/2024(b)		920	925
ACE Cash Express, Inc. 12.00%, 12/15/2022(b)		834	626
Adient Global Holdings Ltd.
3.50%, 8/15/2024(a)	EUR	750	716
4.88%, 8/15/2026(b)		700	588
Adient US LLC 7.00%, 5/15/2026(b)		605	620
ADT Security Corp. (The) 4.13%, 6/15/2023		290	291
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)		853	371
Air Lease Corp.
3.25%, 3/1/2025		1,400	1,296
3.25%, 10/1/2029		2,050	1,746
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(b)		425	404
Air Products and Chemicals, Inc. 2.05%, 5/15/2030		870	902
Albertsons Cos., Inc.
3.50%, 2/15/2023(b)		300	301
6.63%, 6/15/2024		1,581	1,635
5.75%, 3/15/2025		424	436
7.50%, 3/15/2026(b)		100	112
4.63%, 1/15/2027(b)		605	614
4.88%, 2/15/2030(b)		425	440
Alcoa Nederland Holding BV 6.75%, 9/30/2024(b)		350	355
Allied Universal Holdco LLC
6.63%, 7/15/2026(b)		93	98
9.75%, 7/15/2027(b)		94	100
Allison Transmission, Inc. 4.75%, 10/1/2027(b)		277	269
Ally Financial, Inc. 5.75%, 11/20/2025		1,500	1,560
Altria Group, Inc.
1.70%, 6/15/2025	EUR	3,700	4,190
2.20%, 6/15/2027	EUR	3,300	3,806
4.80%, 2/14/2029		3,830	4,386
3.40%, 5/6/2030		750	791
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		1,197	308
5.88%, 11/15/2026		225	56
6.13%, 5/15/2027		226	57
Ameren Corp. 3.50%, 1/15/2031		2,750	3,055
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		285	283
6.25%, 4/1/2025		1,503	1,417
6.25%, 3/15/2026		288	268
6.50%, 4/1/2027		900	841
American International Group, Inc. 3.90%, 4/1/2026		1,270	1,395
American Tower Corp.
REIT, 1.38%, 4/4/2025	EUR	2,170	2,429
REIT, 3.95%, 3/15/2029		3,340	3,789
AmeriGas Partners LP 5.50%, 5/20/2025		505	525
Amgen, Inc. 2.30%, 2/25/2031		1,070	1,106
Antero Midstream Partners LP 5.75%, 3/1/2027(b)		100	79
Antero Resources Corp. 5.13%, 12/1/2022		1,563	1,094
Apple, Inc. 3.85%, 5/4/2043		2,585	3,182
Aramark International Finance SARL 3.13%, 4/1/2025(a)	EUR	1,400	1,464
Ardagh Packaging Finance plc
2.75%, 3/15/2024(a)	EUR	1,100	1,228
6.00%, 2/15/2025(b)		1,465	1,510
2.13%, 8/15/2026(a)	EUR	600	647
Ashland Services BV 2.00%, 1/30/2028(b)	EUR	457	473
AT&T, Inc.
2.95%, 7/15/2026		824	867
2.30%, 6/1/2027		1,380	1,396
3.15%, 9/4/2036	EUR	900	1,117
3.50%, 6/1/2041		2,620	2,638
4.75%, 5/15/2046		880	1,026
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)		925	765
5.25%, 3/15/2025(b)		1,445	1,149
5.75%, 7/15/2027(b)		264	202
Avis Budget Finance plc 4.13%, 11/15/2024(a)	EUR	1,350	1,119
Axalta Coating Systems LLC 4.25%, 8/15/2024(a)	EUR	2,300	2,491
Ball Corp.
4.38%, 12/15/2023	EUR	2,350	2,836
1.50%, 3/15/2027	EUR	500	535
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(c)		5,025	5,078
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)		3,047	3,184

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(c)(d)(e)		235	247
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(c)(d)(e)		474	519
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(c)		4,060	4,456
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(c)		1,875	2,118
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(c)		3,282	3,449
Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(c)(d)(e)		1,390	1,430
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)		725	805
8.50%, 1/31/2027(b)		298	326
Bausch Health Cos., Inc.
6.50%, 3/15/2022(b)		123	125
5.50%, 3/1/2023(b)		17	17
4.50%, 5/15/2023(a)	EUR	3,400	3,736
5.88%, 5/15/2023(b)		148	148
7.00%, 3/15/2024(b)		263	272
6.13%, 4/15/2025(b)		3,500	3,552
5.50%, 11/1/2025(b)		407	420
9.00%, 12/15/2025(b)		643	703
5.75%, 8/15/2027(b)		29	31
7.00%, 1/15/2028(b)		227	239
5.00%, 1/30/2028(b)		240	232
7.25%, 5/30/2029(b)		252	272
5.25%, 1/30/2030(b)		1,024	1,006
Becton Dickinson and Co.
1.40%, 5/24/2023	EUR	471	526
2.82%, 5/20/2030		3,965	4,214
3.79%, 5/20/2050		1,220	1,370
Belden, Inc.
2.88%, 9/15/2025(a)	EUR	450	467
3.38%, 7/15/2027(a)	EUR	2,700	2,853
Berkshire Hathaway Energy Co. 3.70%, 7/15/2030(b)		4,575	5,260
Berry Global, Inc.
5.50%, 5/15/2022		120	119
5.63%, 7/15/2027(b)		176	185
Biogen, Inc. 2.25%, 5/1/2030		1,120	1,135
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)		1,165	1,137
Boeing Co. (The)
4.88%, 5/1/2025		3,550	3,768
5.04%, 5/1/2027		4,270	4,533
3.50%, 3/1/2039		2,500	2,104
5.71%, 5/1/2040		1,080	1,182
Boston Scientific Corp. 3.75%, 3/1/2026		485	549
Boyd Gaming Corp. 6.38%, 4/1/2026		545	542
Boyne USA, Inc. 7.25%, 5/1/2025(b)		381	403
Bristol-Myers Squibb Co.
3.40%, 7/26/2029(b)		855	978
4.25%, 10/26/2049(b)		1,195	1,571
Broadcom, Inc.
2.25%, 11/15/2023(b)		4,340	4,405
4.25%, 4/15/2026(b)		2,105	2,254
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(b)		548	416
Buckeye Partners LP 4.13%, 12/1/2027		435	420
Caesars Resort Collection LLC 5.25%, 10/15/2025(b)		120	107
Callon Petroleum Co. 6.13%, 10/1/2024		221	73
Capital One Financial Corp.
3.50%, 6/15/2023		1,615	1,703
3.80%, 1/31/2028		2,930	3,078
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(b)		117	120
5.00%, 7/15/2027(b)		46	47
2.38%, 3/1/2028(b)	EUR	415	434
CCO Holdings LLC
5.88%, 4/1/2024(b)		4,591	4,716
5.75%, 2/15/2026(b)		4,430	4,619
5.13%, 5/1/2027(b)		5,845	6,137
5.88%, 5/1/2027(b)		185	194
5.00%, 2/1/2028(b)		455	477
5.38%, 6/1/2029(b)		198	213
4.75%, 3/1/2030(b)		1,108	1,158
CDK Global, Inc. 5.25%, 5/15/2029(b)		497	507
CDW LLC 4.25%, 4/1/2028		1,186	1,206
Cedar Fair LP 5.25%, 7/15/2029(b)		66	62
Centene Corp.
5.25%, 4/1/2025(b)		710	731
4.25%, 12/15/2027		857	895
4.63%, 12/15/2029		1,700	1,830
CenterPoint Energy, Inc. 2.95%, 3/1/2030		1,923	2,025
Central Garden & Pet Co. 6.13%, 11/15/2023		1,000	1,022
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023		285	310
Series Y, 7.50%, 4/1/2024		915	1,007
5.63%, 4/1/2025		79	81

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
5.13%, 12/15/2026(b)		1,930	1,949
Series G, 6.88%, 1/15/2028		184	192
CF Industries, Inc. 4.50%, 12/1/2026(b)		2,360	2,545
Charter Communications Operating LLC
4.91%, 7/23/2025		1,333	1,526
5.38%, 5/1/2047		2,844	3,366
4.80%, 3/1/2050		1,725	1,921
3.70%, 4/1/2051		1,815	1,750
Chemours Co. (The)
7.00%, 5/15/2025		1,965	1,911
4.00%, 5/15/2026	EUR	400	379
5.38%, 5/15/2027		160	144
Cheniere Energy Partners LP
5.25%, 10/1/2025		54	55
5.63%, 10/1/2026		54	55
Chesapeake Energy Corp. 11.50%, 1/1/2025(b)		1,018	69
Chevron Corp.
1.55%, 5/11/2025		4,390	4,525
2.24%, 5/11/2030		1,860	1,960
Cinemark USA, Inc. 5.13%, 12/15/2022		210	187
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	168
Citibank NA (ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022(c)		5,110	5,190
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020(c)(d)(e)		2,509	2,345
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)		3,660	3,766
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)		1,265	1,305
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)		1,320	1,351
(SOFR + 3.91%), 4.41%, 3/31/2031(c)		5,950	6,853
(SOFR + 2.11%), 2.57%, 6/3/2031(c)		2,395	2,393
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024		1,866	1,697
5.13%, 8/15/2027(b)		1,504	1,504
Clearway Energy Operating LLC 5.75%, 10/15/2025		290	309
Clorox Co. (The) 1.80%, 5/15/2030		460	464
CNG Holdings, Inc. 12.50%, 6/15/2024(b)		121	105
Colfax Corp.
6.00%, 2/15/2024(b)		460	478
6.38%, 2/15/2026(b)		83	87
Comcast Corp.
3.75%, 4/1/2040		2,531	2,900
4.60%, 8/15/2045		2,310	2,922
3.40%, 7/15/2046		2,000	2,187
3.45%, 2/1/2050		2,200	2,438
CommScope Technologies LLC
6.00%, 6/15/2025(b)		1,394	1,355
5.00%, 3/15/2027(b)		142	130
CommScope, Inc. 6.00%, 3/1/2026(b)		630	662
Community Health Systems, Inc.
6.25%, 3/31/2023		441	428
8.63%, 1/15/2024(b)		352	354
8.00%, 3/15/2026(b)		447	436
Concho Resources, Inc. 3.75%, 10/1/2027		1,123	1,175
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)		288	199
Constellium SE
6.63%, 3/1/2025(b)		545	554
4.25%, 2/15/2026(a)	EUR	1,541	1,589
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)		1,345	861
Coty, Inc.
4.00%, 4/15/2023(a)	EUR	584	569
4.75%, 4/15/2026(a)	EUR	300	287
Crestwood Midstream Partners LP
6.25%, 4/1/2023(f)		485	462
5.75%, 4/1/2025		910	846
5.63%, 5/1/2027(b)		100	87
Crown Americas LLC 4.75%, 2/1/2026		274	285
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030		260	281
REIT, 4.15%, 7/1/2050		345	396
Crown European Holdings SA
4.00%, 7/15/2022(a)	EUR	2,700	3,102
2.63%, 9/30/2024(a)	EUR	3,150	3,505
3.38%, 5/15/2025(a)	EUR	400	456
CSC Holdings LLC
5.38%, 7/15/2023(b)		360	365
10.88%, 10/15/2025(b)		1,620	1,754
5.50%, 5/15/2026(b)		1,050	1,097
6.50%, 2/1/2029(b)		1,380	1,524
CSX Corp.
2.40%, 2/15/2030		5,860	6,127
3.35%, 9/15/2049		2,730	2,942
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(b)		224	187
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)		1,246	989
CVR Partners LP 9.25%, 6/15/2023(b)		1,715	1,612

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
CVS Health Corp.
4.30%, 3/25/2028		3,045	3,472
4.13%, 4/1/2040		1,735	2,002
Darling Global Finance BV 3.63%, 5/15/2026(a)	EUR	2,438	2,734
DaVita, Inc.
5.13%, 7/15/2024		241	246
5.00%, 5/1/2025		1,600	1,642
DCP Midstream Operating LP
3.88%, 3/15/2023		580	548
6.75%, 9/15/2037(b)		535	439
Deere & Co. 3.75%, 4/15/2050		210	253
Delek Logistics Partners LP 6.75%, 5/15/2025		429	414
Dell International LLC
6.02%, 6/15/2026(b)		5,145	5,811
5.30%, 10/1/2029(b)		1,690	1,838
Delphi Technologies plc 5.00%, 10/1/2025(b)		1,005	1,037
Diamond Sports Group LLC 6.63%, 8/15/2027(b)		638	384
DISH DBS Corp.
6.75%, 6/1/2021		754	769
5.88%, 7/15/2022		425	437
5.00%, 3/15/2023		954	950
5.88%, 11/15/2024		4,140	4,087
7.75%, 7/1/2026		985	1,022
Dole Food Co., Inc. 7.25%, 6/15/2025(b)		283	269
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)		1,272	884
Duke Energy Ohio, Inc. 2.13%, 6/1/2030		2,051	2,107
Edison International 3.55%, 11/15/2024		2,140	2,228
Embarq Corp. 8.00%, 6/1/2036		590	630
Encompass Health Corp.
5.75%, 11/1/2024		770	775
5.75%, 9/15/2025		650	666
Endo Dac
6.00%, 7/15/2023(b)		347	270
6.00%, 2/1/2025(b)(f)		285	210
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(a)	EUR	1,217	1,364
Energizer Holdings, Inc. 5.50%, 6/15/2025(b)		1,400	1,433
Energy Transfer Operating LP
5.25%, 4/15/2029		1,125	1,205
3.75%, 5/15/2030		1,325	1,306
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(d)(e)		140	39
Entegris, Inc. 4.63%, 2/10/2026(b)		1,090	1,112
Entercom Media Corp.
7.25%, 11/1/2024(b)		350	282
6.50%, 5/1/2027(b)		416	366
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)		1,040	1,022
Envision Healthcare Corp. 8.75%, 10/15/2026(b)		258	114
EP Energy LLC
9.38%, 5/1/2024(b)(j)		1,382	1
8.00%, 11/29/2024(b)(j)		967	10
8.00%, 2/15/2025(b)(j)		684	1
7.75%, 5/15/2026(b)(j)		956	124
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(b)		1,378	1,340
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		1,974	2,027
Exela Intermediate LLC 10.00%, 7/15/2023(b)		994	169
Exelon Generation Co. LLC 4.25%, 6/15/2022		1,565	1,649
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027		4,885	5,480
2.65%, 3/1/2030		3,180	3,315
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR	1,200	1,258
4.39%, 1/8/2026		200	188
4.54%, 8/1/2026		785	736
4.27%, 1/9/2027		685	623
Fox Corp. 4.03%, 1/25/2024		1,248	1,372
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		37	37
3.88%, 3/15/2023		820	827
5.40%, 11/14/2034		525	520
Frontier Communications Corp.
7.63%, 4/15/2024		135	44
6.88%, 1/15/2025		1,710	534
11.00%, 9/15/2025(j)		251	88
8.50%, 4/1/2026(b)		856	820
GCI LLC 6.88%, 4/15/2025		500	519
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		4,315	4,386
4.42%, 11/15/2035		3,695	3,689
General Motors Co.
5.15%, 4/1/2038		1,600	1,546
5.20%, 4/1/2045		395	377
Genesis Energy LP
6.00%, 5/15/2023		641	604
7.75%, 2/1/2028		544	509
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		965	799
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021		2,575	2,592
1.38%, 7/26/2022(a)	EUR	500	563

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
3.50%, 4/1/2025		2,830	3,037
4.25%, 10/21/2025		1,815	2,017
3.50%, 11/16/2026		6,460	6,965
3.85%, 1/26/2027		3,770	4,154
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)		20	22
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)		2,015	2,240
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		924	850
Gray Television, Inc.
5.13%, 10/15/2024(b)		26	26
5.88%, 7/15/2026(b)		400	413
7.00%, 5/15/2027(b)		373	394
Gulfport Energy Corp.
6.00%, 10/15/2024		496	290
6.38%, 1/15/2026		126	63
H&E Equipment Services, Inc. 5.63%, 9/1/2025		1,215	1,187
HCA, Inc.
5.88%, 5/1/2023		1,399	1,521
5.38%, 2/1/2025		5,855	6,427
5.88%, 2/15/2026		3,070	3,437
4.50%, 2/15/2027		1,840	2,032
Herc Holdings, Inc. 5.50%, 7/15/2027(b)		1,570	1,529
Hertz Corp. (The)
7.63%, 6/1/2022(b)		680	294
5.50%, 10/15/2024(b)		1,600	288
7.13%, 8/1/2026(b)		265	45
6.00%, 1/15/2028(b)		685	115
Hess Corp. 5.80%, 4/1/2047		970	974
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026		247	248
4.88%, 1/15/2030		204	203
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		215	205
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		562	558
4.88%, 4/1/2027		611	606
Hologic, Inc. 4.38%, 10/15/2025(b)		247	253
Home Depot, Inc. (The) 2.70%, 4/15/2030		4,050	4,420
Howmet Aerospace, Inc.
5.13%, 10/1/2024		622	631
5.90%, 2/1/2027		920	928
6.75%, 1/15/2028		83	84
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		788	822
iHeartCommunications, Inc.
6.38%, 5/1/2026		330	345
8.38%, 5/1/2027		770	720
5.25%, 8/15/2027(b)		1,140	1,117
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.33%, 12/21/2065(b)(c)		500	216
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.57%, 12/21/2065(b)(c)		535	241
International Business Machines Corp. 2.85%, 5/15/2040		1,640	1,660
International Game Technology plc
6.25%, 2/15/2022(b)		1,725	1,760
4.75%, 2/15/2023(a)	EUR	1,800	1,973
3.50%, 7/15/2024(a)	EUR	500	518
6.50%, 2/15/2025(b)		200	206
2.38%, 4/15/2028(b)	EUR	542	524
2.38%, 4/15/2028(a)	EUR	200	193
IQVIA, Inc.
3.50%, 10/15/2024(a)	EUR	2,000	2,242
3.25%, 3/15/2025(a)	EUR	2,900	3,251
2.88%, 9/15/2025(a)	EUR	325	362
5.00%, 10/15/2026(b)		1,390	1,472
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		645	649
REIT, 3.00%, 1/15/2025(a)	EUR	1,900	2,004
REIT, 4.88%, 9/15/2027(b)		237	238
REIT, 5.25%, 3/15/2028(b)		297	301
ITC Holdings Corp.
3.35%, 11/15/2027		3,290	3,527
2.95%, 5/14/2030(b)		4,075	4,292
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(b)		36	36
JBS USA LUX SA
5.88%, 7/15/2024(b)		121	123
5.75%, 6/15/2025(b)		397	406
6.75%, 2/15/2028(b)		372	403
6.50%, 4/15/2029(b)		298	324
L Brands, Inc. 7.50%, 6/15/2029		196	172
L3Harris Technologies, Inc. 4.85%, 4/27/2035		2,510	3,102
LABL Escrow Issuer LLC 6.75%, 7/15/2026(b)		1,375	1,433
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(b)		236	221
REIT, 5.25%, 10/1/2025(b)		233	198
Lamar Media Corp.
5.75%, 2/1/2026		46	48
4.00%, 2/15/2030(b)		185	178
Level 3 Financing, Inc.
5.13%, 5/1/2023		198	198

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
5.38%, 1/15/2024		160	162
5.38%, 5/1/2025		1,231	1,265
5.25%, 3/15/2026		38	39
LKQ European Holdings BV 3.63%, 4/1/2026(a)	EUR	2,699	3,026
LKQ Italia Bondco SpA 3.88%, 4/1/2024(a)	EUR	1,530	1,753
Lowe’s Cos., Inc. 4.50%, 4/15/2030		1,689	2,032
LTF Merger Sub, Inc. 8.50%, 6/15/2023(b)		770	604
Mallinckrodt International Finance SA 5.50%, 4/15/2025(b)		1,135	227
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026		437	434
4.75%, 1/15/2028(b)		15	13
Martin Midstream Partners LP 7.25%, 2/15/2021		543	318
Match Group, Inc. 5.00%, 12/15/2027(b)		58	61
Mattel, Inc.
3.15%, 3/15/2023		243	231
6.75%, 12/31/2025(b)		1,764	1,839
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(b)		570	566
7.25%, 4/15/2025(b)		630	567
Meredith Corp. 6.88%, 2/1/2026		1,460	1,352
MetLife, Inc. 6.40%, 12/15/2036		435	504
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027		258	271
MGM Resorts International
6.00%, 3/15/2023		3,460	3,468
4.63%, 9/1/2026		307	293
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)		5,850	6,246
3.70%, 10/23/2024		3,110	3,413
(SOFR + 1.15%), 2.72%, 7/22/2025(c)		2,015	2,113
(SOFR + 3.12%), 3.62%, 4/1/2031(c)		4,790	5,318
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)		3,985	4,570
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(b)		373	352
MTS Systems Corp. 5.75%, 8/15/2027(b)		174	157
Nabors Industries Ltd. 7.25%, 1/15/2026(b)		345	197
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023(b)		850	867
Navient Corp. 5.00%, 3/15/2027		385	329
NCR Corp.
5.75%, 9/1/2027(b)		955	948
6.13%, 9/1/2029(b)		265	264
Neiman Marcus Group Ltd. LLC
14.00% (cash), 4/25/2024(b)(g)(j)		7,837	1,802
8.00%, 10/25/2024(b)(j)		2,474	62
Netflix, Inc.
3.00%, 6/15/2025(b)	EUR	671	769
4.38%, 11/15/2026		92	97
4.88%, 4/15/2028		1,550	1,655
4.63%, 5/15/2029	EUR	2,400	2,942
5.38%, 11/15/2029(b)		180	200
4.88%, 6/15/2030(b)		272	294
New Albertsons LP
7.45%, 8/1/2029		197	205
8.00%, 5/1/2031		480	509
Newell Brands, Inc. 4.70%, 4/1/2026(f)		1,280	1,325
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(b)		912	935
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		1,420	1,447
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(b)		326	328
Nielsen Finance LLC 5.00%, 4/15/2022(b)		1,312	1,310
NIKE, Inc. 3.38%, 3/27/2050		1,250	1,445
Noble Energy, Inc.
3.85%, 1/15/2028		4,468	4,064
4.20%, 10/15/2049		1,260	1,021
Noble Holding International Ltd.
7.88%, 2/1/2026(b)		192	50
6.20%, 8/1/2040		220	4
5.25%, 3/15/2042		217	7
Novelis Corp.
5.88%, 9/30/2026(b)		255	261
4.75%, 1/30/2030(b)		615	584
NRG Energy, Inc.
6.63%, 1/15/2027		965	1,028
5.75%, 1/15/2028		250	272
Nuance Communications, Inc. 5.63%, 12/15/2026		318	337
Oasis Petroleum, Inc.
6.88%, 3/15/2022		5	1
6.88%, 1/15/2023		2,020	341
6.25%, 5/1/2026(b)		400	66
OI European Group BV
4.00%, 3/15/2023(b)		190	188
3.13%, 11/15/2024(a)	EUR	650	710
Oracle Corp. 2.95%, 4/1/2030		5,500	6,035
Outfront Media Capital LLC
5.63%, 2/15/2024		150	151
5.00%, 8/15/2027(b)		175	170
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(b)		850	865

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)		150	153
Parsley Energy LLC 5.25%, 8/15/2025(b)		645	624
PBF Holding Co. LLC 6.00%, 2/15/2028(b)		475	399
Penske Automotive Group, Inc. 5.50%, 5/15/2026		520	512
Performance Food Group, Inc. 5.50%, 10/15/2027(b)		209	205
PetSmart, Inc.
7.13%, 3/15/2023(b)		695	674
5.88%, 6/1/2025(b)		2,344	2,344
Pfizer, Inc.
2.55%, 5/28/2040		890	899
2.70%, 5/28/2050		1,750	1,736
Philip Morris International, Inc.
1.50%, 5/1/2025		1,530	1,561
2.10%, 5/1/2030		860	867
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)		1,765	1,600
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(b)		702	718
5.88%, 9/30/2027(b)		305	317
Plantronics, Inc. 5.50%, 5/31/2023(b)		580	444
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(b)(g)		680	595
Post Holdings, Inc.
5.00%, 8/15/2026(b)		18	19
5.75%, 3/1/2027(b)		500	521
5.50%, 12/15/2029(b)		289	302
PVH Corp. 3.63%, 7/15/2024(b)	EUR	967	1,064
QEP Resources, Inc.
6.88%, 3/1/2021		88	61
5.38%, 10/1/2022		353	201
5.63%, 3/1/2026		97	52
Quicken Loans LLC 5.75%, 5/1/2025(b)		663	676
Rain CII Carbon LLC 7.25%, 4/1/2025(b)		925	842
Raytheon Technologies Corp.
3.95%, 8/16/2025		368	419
4.13%, 11/16/2028		2,620	3,037
3.75%, 11/1/2046		1,880	2,116
Realty Income Corp. REIT, 3.00%, 1/15/2027		1,785	1,832
Revlon Consumer Products Corp. 6.25%, 8/1/2024		280	45
Rite Aid Corp.
6.13%, 4/1/2023(b)		798	742
7.50%, 7/1/2025(b)		462	459
Rockwell Collins, Inc. 3.50%, 3/15/2027		6,830	7,351
Roper Technologies, Inc. 3.80%, 12/15/2026		3,855	4,315
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027(b)		184	156
SBA Communications Corp. REIT, 4.88%, 9/1/2024		330	339
Schlumberger Holdings Corp.
3.75%, 5/1/2024(b)		4,885	5,128
3.90%, 5/17/2028(b)		1,670	1,742
Scientific Games International, Inc. 5.00%, 10/15/2025(b)		458	428
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		1,195	1,241
4.50%, 10/15/2029		390	400
Sempra Energy 3.80%, 2/1/2038		1,865	1,999
Sensata Technologies BV 5.00%, 10/1/2025(b)		129	134
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)		2,065	2,173
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021		1,250	1,275
3.20%, 9/23/2026		3,000	3,312
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR	2,500	2,793
2.25%, 6/1/2028(b)	EUR	333	360
Sinclair Television Group, Inc. 5.63%, 8/1/2024(b)		986	976
Sirius XM Radio, Inc.
4.63%, 5/15/2023(b)		355	356
4.63%, 7/15/2024(b)		183	187
5.38%, 4/15/2025(b)		189	194
5.38%, 7/15/2026(b)		145	150
5.00%, 8/1/2027(b)		1,552	1,622
5.50%, 7/1/2029(b)		251	268
Six Flags Entertainment Corp. 4.88%, 7/31/2024(b)		75	71
SM Energy Co. 5.00%, 1/15/2024		56	30
Solera LLC 10.50%, 3/1/2024(b)		223	227
Southern California Edison Co.
Series A, 4.20%, 3/1/2029		2,217	2,553
2.25%, 6/1/2030		503	499
Series 13-A, 3.90%, 3/15/2043		564	603
3.65%, 2/1/2050		1,278	1,345
Southwestern Energy Co. 6.20%, 1/23/2025(f)		1,080	970
Spectrum Brands, Inc.
4.00%, 10/1/2026(a)	EUR	1,300	1,355
5.00%, 10/1/2029(b)		1,350	1,318
Springleaf Finance Corp.
7.75%, 10/1/2021		15	15
5.63%, 3/15/2023		625	613
7.13%, 3/15/2026		1,472	1,450

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Sprint Capital Corp. 8.75%, 3/15/2032		1,686	2,424
Sprint Communications, Inc. 7.00%, 8/15/2020		321	323
Sprint Corp.
7.88%, 9/15/2023		4,006	4,547
7.63%, 2/15/2025		4,080	4,758
7.63%, 3/1/2026		756	904
SPX FLOW, Inc. 5.63%, 8/15/2024(b)		960	970
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)		630	662
Standard Industries, Inc.
6.00%, 10/15/2025(b)		371	385
5.00%, 2/15/2027(b)		34	35
4.75%, 1/15/2028(b)		1,415	1,424
Staples, Inc.
7.50%, 4/15/2026(b)		1,345	1,175
10.75%, 4/15/2027(b)		1,210	823
State Street Corp. (SOFR + 2.60%), 2.90%, 3/30/2026(b)(c)		355	382
Station Casinos LLC 5.00%, 10/1/2025(b)		378	340
Summit Materials LLC
6.13%, 7/15/2023		125	126
5.13%, 6/1/2025(b)		436	427
Summit Midstream Holdings LLC 5.50%, 8/15/2022		370	178
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		2,010	1,963
Targa Resources Partners LP
5.25%, 5/1/2023		610	613
6.75%, 3/15/2024		745	758
5.00%, 1/15/2028		1,272	1,237
Target Corp. 2.65%, 9/15/2030		1,180	1,283
Team Health Holdings, Inc. 6.38%, 2/1/2025(b)		1,339	743
TEGNA, Inc. 4.63%, 3/15/2028(b)		505	480
Tempur Sealy International, Inc. 5.50%, 6/15/2026		1,520	1,524
Tenet Healthcare Corp.
8.13%, 4/1/2022		665	695
6.75%, 6/15/2023		1,000	1,048
4.63%, 9/1/2024(b)		89	90
5.13%, 5/1/2025		400	406
4.88%, 1/1/2026(b)		3,080	3,165
5.13%, 11/1/2027(b)		332	343
Tenneco, Inc. 5.00%, 7/15/2026		590	301
Terex Corp. 5.63%, 2/1/2025(b)		1,142	1,062
TerraForm Power Operating LLC
4.25%, 1/31/2023(b)		344	350
5.00%, 1/31/2028(b)		260	277
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/20/2020‡(j)		250	—	(k)
8.50%, 12/31/2020‡(j)		125	—	(k)
Texas Instruments, Inc. 1.75%, 5/4/2030		1,215	1,238
T-Mobile USA, Inc.
6.50%, 1/15/2024		1,055	1,078
5.13%, 4/15/2025		162	165
6.50%, 1/15/2026		207	218
4.50%, 2/1/2026		1,288	1,324
3.75%, 4/15/2027(b)		6,130	6,628
4.75%, 2/1/2028		1,515	1,610
3.88%, 4/15/2030(b)		3,125	3,388
4.50%, 4/15/2050(b)		1,790	2,013
TransDigm, Inc.
6.50%, 7/15/2024		190	186
6.50%, 5/15/2025		414	401
6.25%, 3/15/2026(b)		488	499
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)		205	193
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)		126	113
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)		158	150
Transocean, Inc. 7.50%, 1/15/2026(b)		417	225
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)		546	521
Triumph Group, Inc. 7.75%, 8/15/2025		715	465
Tronox, Inc. 6.50%, 4/15/2026(b)		344	325
UGI International LLC 3.25%, 11/1/2025(a)	EUR	1,721	1,811
United Rentals North America, Inc.
5.88%, 9/15/2026		1,565	1,643
6.50%, 12/15/2026		352	376
5.50%, 5/15/2027		2,645	2,807
United States Steel Corp.
6.88%, 8/15/2025		101	68
6.25%, 3/15/2026		295	188
UnitedHealth Group, Inc. 2.00%, 5/15/2030		1,620	1,668
USA Compression Partners LP 6.88%, 4/1/2026		157	151
Verizon Communications, Inc.
4.33%, 9/21/2028		2,410	2,878
4.86%, 8/21/2046		2,940	3,945
VICI Properties LP
REIT, 3.50%, 2/15/2025(b)		220	212
REIT, 4.25%, 12/1/2026(b)		893	885
REIT, 3.75%, 2/15/2027(b)		240	232
REIT, 4.63%, 12/1/2029(b)		614	612
REIT, 4.13%, 8/15/2030(b)		245	236

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Vista Outdoor, Inc. 5.88%, 10/1/2023		965	912
Vistra Energy Corp. 5.88%, 6/1/2023		238	240
Vistra Operations Co. LLC 5.50%, 9/1/2026(b)		332	349
W&T Offshore, Inc. 9.75%, 11/1/2023(b)		529	299
Walt Disney Co. (The) 4.95%, 10/15/2045		2,500	3,203
Waste Management, Inc. 4.00%, 7/15/2039		760	862
Welbilt, Inc. 9.50%, 2/15/2024		1,070	963
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(c)		7,030	7,471
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)		3,320	3,604
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(c)		4,205	4,245
4.90%, 11/17/2045		1,210	1,458
Whiting Petroleum Corp.
5.75%, 3/15/2021(j)		1,133	133
6.63%, 1/15/2026(j)		150	17
William Carter Co. (The) 5.63%, 3/15/2027(b)		752	768
Williams Cos., Inc. (The) 4.00%, 9/15/2025		2,475	2,669
Windstream Services LLC 8.63%, 10/31/2025(b)(f)		770	459
WMG Acquisition Corp.
5.50%, 4/15/2026(b)		296	305
3.63%, 10/15/2026(a)	EUR	1,400	1,575
Wolverine Escrow LLC 9.00%, 11/15/2026(b)		1,280	852
WPX Energy, Inc.
8.25%, 8/1/2023		583	622
5.75%, 6/1/2026		373	373
Wyndham Destinations, Inc.
4.25%, 3/1/2022		18	18
5.40%, 4/1/2024(f)		94	88
6.35%, 10/1/2025(f)		243	230
5.75%, 4/1/2027(f)		99	89
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)		1,875	1,818
Wynn Resorts Finance LLC 5.13%, 10/1/2029(b)		244	234
Xcel Energy, Inc. 3.40%, 6/1/2030		840	938
XPO Logistics, Inc.
6.13%, 9/1/2023(b)		484	490
6.75%, 8/15/2024(b)		592	616
Zoetis, Inc.
2.00%, 5/15/2030		1,840	1,852
3.00%, 5/15/2050		710	731

			712,877

TOTAL CORPORATE BONDS (Cost $1,307,454)			1,277,169

FOREIGN GOVERNMENT SECURITIES — 21.3%
Bahrain — 0.3%
Kingdom of Bahrain
6.00%, 9/19/2044(a)		5,641	5,066
7.50%, 9/20/2047(a)		2,297	2,334

			7,400

Benin — 0.2%
Benin Government Bond 5.75%, 3/26/2026(b)	EUR	4,490	4,419

China — 2.3%
People’s Republic of China 3.29%, 5/23/2029	CNY	400,000	58,074

Colombia — 0.5%
Republic of Colombia
3.00%, 1/30/2030		6,640	6,621
5.00%, 6/15/2045		4,620	5,244

			11,865

Cyprus — 0.6%
Republic of Cyprus
2.75%, 6/27/2024(a)	EUR	3,170	3,840
2.38%, 9/25/2028(a)	EUR	4,841	5,881
2.75%, 2/26/2034(a)	EUR	5,460	6,924

			16,645

Czech Republic — 0.5%
Czech Republic 2.00%, 10/13/2033	CZK	288,750	13,558

Dominican Republic — 0.4%
Dominican Republic Government Bond
6.88%, 1/29/2026(b)		2,390	2,458
9.75%, 6/5/2026(b)	DOP	192,300	2,788
6.85%, 1/27/2045(a)		1,680	1,576
5.88%, 1/30/2060(b)		4,040	3,420

			10,242

Egypt — 0.6%
Arab Republic of Egypt
5.75%, 5/29/2024(b)		2,260	2,267
7.60%, 3/1/2029(b)		3,830	3,875
7.05%, 1/15/2032(b)		4,140	3,916
7.63%, 5/29/2032(b)		2,800	2,751
8.88%, 5/29/2050(b)		2,030	2,005

			14,814

El Salvador — 0.3%
Republic of El Salvador
7.75%, 1/24/2023(a)		1,744	1,562
7.12%, 1/20/2050(b)		6,711	5,140

			6,702

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		2,950	2,741

Greece — 1.1%
Hellenic Republic
1.88%, 7/23/2026(a)	EUR	6,399	7,374
3.88%, 3/12/2029(a)	EUR	8,480	11,215
1.88%, 2/4/2035(a)	EUR	9,340	10,692

			29,281

Hungary — 0.2%
Hungary Government Bond 7.63%, 3/29/2041		3,250	5,408

Indonesia — 0.2%
Republic of Indonesia 5.38%, 10/17/2023(a)		5,200	5,728

Israel — 0.4%
State of Israel Government Bond
3.38%, 1/15/2050		7,840	8,271
4.50%, 4/3/2120		1,520	1,849

			10,120

Italy — 2.2%
Buoni Poliennali del Tesoro 3.85%, 9/1/2049(a)	EUR	14,801	21,322
Italian Republic Government Bond
2.38%, 10/17/2024		20,243	20,171
2.88%, 10/17/2029		15,840	15,428

			56,921

Ivory Coast — 0.3%
Republic of Cote d’Ivoire 6.88%, 10/17/2040(b)	EUR	7,400	7,478

Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039		1,396	1,572
7.88%, 7/28/2045		2,823	3,118

			4,690

Jordan — 0.1%
Hashemite Kingdom of Jordan 6.13%, 1/29/2026(a)		3,059	3,058

Kazakhstan — 0.3%
Republic of Kazakhstan 1.50%, 9/30/2034(b)	EUR	6,252	6,393

Kenya — 0.2%
Republic of Kenya
6.88%, 6/24/2024(a)		3,360	3,224
8.25%, 2/28/2048(a)		1,909	1,781

			5,005

Lebanon — 0.0%(h)
Lebanese Republic
6.65%, 4/22/2024(a)(j)		3,207	552
6.65%, 11/3/2028(a)(j)		3,134	542

			1,094

Mexico — 0.5%
Mex Bonos Desarr Fix Rt Series M 20, 8.50%, 5/31/2029	MXN	248,000	12,981

Morocco — 0.2%
Kingdom of Morocco
1.50%, 11/27/2031(b)	EUR	4,250	4,124
5.50%, 12/11/2042(a)		1,271	1,450

			5,574

Nigeria — 0.2%
Federal Republic of Nigeria
7.14%, 2/23/2030(a)		4,360	3,812
7.88%, 2/16/2032(a)		2,610	2,307

			6,119

Oman — 0.3%
Sultanate of Oman Government Bond 5.38%, 3/8/2027(a)		10,090	8,419

Pakistan — 0.1%
Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/2021(a)		3,950	3,818

Panama — 0.3%
Republic of Panama
4.50%, 4/1/2056		2,390	2,818
3.87%, 7/23/2060		5,300	5,793

			8,611

Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026(a)		4,180	4,535
5.00%, 4/15/2026(b)		360	391
4.95%, 4/28/2031(b)		1,420	1,529

			6,455

Peru — 0.7%
Republic of Peru
2.78%, 1/23/2031		6,560	6,901
6.95%, 8/12/2031(a)	PEN	30,160	10,825

			17,726

Philippines — 0.2%
Republic of Philippines 2.95%, 5/5/2045		5,550	5,765

Portugal — 3.3%
Obrigacoes do Tesouro
2.88%, 10/15/2025(a)	EUR	42,553	54,531
1.95%, 6/15/2029(a)	EUR	6,035	7,608
3.88%, 2/15/2030(a)	EUR	4,980	7,304
Portuguese Republic 5.13%, 10/15/2024(a)		12,380	14,319

			83,762

Qatar — 0.5%
State of Qatar
3.75%, 4/16/2030(b)		1,111	1,235
4.63%, 6/2/2046(a)		528	651
5.10%, 4/23/2048(a)		5,270	6,892
4.40%, 4/16/2050(b)		2,960	3,515

			12,293

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Romania — 0.3%
Romania Government Bond
2.12%, 7/16/2031(b)	EUR	2,619	2,673
4.63%, 4/3/2049(b)	EUR	3,467	4,319

			6,992

Russia — 0.8%
Russian Federation
6.00%, 10/6/2027	RUB	225,630	3,351
7.25%, 5/10/2034	RUB	359,479	5,843
7.70%, 3/16/2039	RUB	200,720	3,470
5.88%, 9/16/2043(a)		5,400	7,707

			20,371

Serbia — 0.1%
Republic of Serbia 1.50%, 6/26/2029(b)	EUR	3,130	3,240

South Korea — 0.2%
Korea Housing Finance Corp. 0.10%, 6/18/2024(b)	EUR	5,105	5,673

Spain — 1.6%
Bonos and Obligaciones del Estado
0.60%, 10/31/2029(a)	EUR	12,320	13,869
1.25%, 10/31/2030(a)	EUR	22,185	26,323
1.85%, 7/30/2035(a)	EUR	200	253

			40,445

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
6.35%, 6/28/2024(b)		1,830	1,027
7.55%, 3/28/2030(b)		2,200	1,187

			2,214

Ukraine — 0.4%
Ukraine Government Bond
7.75%, 9/1/2026(a)		6,370	6,344
7.38%, 9/25/2032(a)		4,000	3,810

			10,154

Uruguay — 0.2%
Oriental Republic of Uruguay 5.10%, 6/18/2050		4,435	5,434

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $554,176)			547,682

ASSET-BACKED SECURITIES — 8.7%
Cayman Islands — 1.6%
ACIS CLO Ltd. Series 2017-7A, Class A1, 2.04%, 5/1/2027(b)(i)		567	558
AIMCO CLO Series 2017-AA, Class A, 2.40%, 7/20/2029(b)(i)		1,125	1,105
Apidos CLO XXX Series XXXA, Class A2, 2.74%, 10/18/2031(b)(i)		1,190	1,148
Bain Capital Credit CLO Series 2017-1A, Class A1, 2.39%, 7/20/2030(b)(i)		2,000	1,937
BlueMountain CLO Ltd. Series 2014-2A, Class BR2, 2.89%, 10/20/2030‡(b)(i)		1,360	1,319
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 2.23%, 6/9/2030(b)(i)		4,750	4,669
CFIP CLO Ltd. Series 2017-1A, Class A, 2.36%, 1/18/2030(b)(i)		5,200	5,086
CIFC Funding Ltd. Series 2014-5A, Class BR2, 2.93%, 10/17/2031‡(b)(i)		600	577
Dryden Senior Loan Fund Series 2017-49A, Class A, 2.35%, 7/18/2030(b)(i)		2,014	1,977
LCM XVI LP Series 16A, Class A2R, 2.40%, 10/15/2031(b)(i)		1,860	1,821
Newark BSL CLO 2 Ltd. Series 2017-1A, Class A1, 2.26%, 7/25/2030(b)(i)		4,630	4,548
OCP CLO Ltd. Series 2017-13A, Class A1A, 2.48%, 7/15/2030(b)(i)		4,160	4,073
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1, 2.46%, 3/17/2030(b)(i)		1,627	1,599
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052‡(b)		376	386
Shackleton CLO Ltd. Series 2014-6RA, Class B, 2.86%, 7/17/2028(b)(i)		440	427
TIAA CLO II Ltd. Series 2017-1A, Class A, 2.42%, 4/20/2029(b)(i)		2,456	2,406
Trestles CLO Ltd. Series 2017-1A, Class A1A, 2.28%, 7/25/2029(b)(i)		3,620	3,560
Voya CLO Ltd. Series 2017-2A, Class A1, 2.43%, 6/7/2030(b)(i)		4,335	4,251

			41,447

United States — 7.1%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)		11,025	11,025
ABFC Trust Series 2004-OPT2, Class M2, 1.67%, 7/25/2033‡(i)		17	17

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(b)	132	132
Series 2019-1, Class A, 3.75%, 5/20/2022(b)	624	625
Series 2018-1, Class C, 6.81%, 2/21/2023(b)	1,202	1,195
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033‡(b)	1,793	1,800
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 1.74%, 4/25/2034‡(i)	70	67
American Airlines Pass-Through Trust
Series 2015-1, Class B, 3.70%, 5/1/2023	290	176
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/2023(b)	489	491
Series 2016-4, Class D, 4.11%, 4/12/2023(b)	732	733
Series 2019-3, Class B, 2.59%, 8/14/2023(b)	3,680	3,707
Series 2017-3, Class D, 3.43%, 10/10/2023(b)	1,094	1,106
Series 2018-2, Class E, 5.16%, 9/10/2024(b)	460	464
Series 2018-3, Class C, 3.75%, 10/15/2024(b)	1,010	1,014
Series 2018-3, Class E, 5.17%, 10/15/2024(b)	670	666
Series 2019-2, Class D, 3.41%, 6/12/2025(b)	3,640	3,496
Series 2019-3, Class C, 2.76%, 9/12/2025(b)	1,200	1,198
Series 2019-3, Class D, 2.89%, 9/12/2025(b)	1,224	1,172
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 0.99%, 2/25/2034‡(i)	73	67
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(b)	680	538
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(b)	813	709
Series 2018-1, Class B, 6.05%, 2/15/2033‡(b)	1,743	1,347
Series 2018-2, Class C, 6.66%, 6/15/2033(b)	2,511	1,742
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(b)	3,255	3,139
Series 2019-1A, Class C, 3.82%, 8/15/2024(b)	785	719
Series 2017-1A, Class C, 5.33%, 12/16/2024(b)	400	401
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(b)	1,318	1,272
Series 2019-A, Class C, 5.29%, 10/16/2023‡(b)	1,187	1,077
Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(b)	420	418
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	103	92
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.29%, 12/25/2032‡(i)	32	32
Series 2004-2, Class M1, 0.92%, 5/25/2034‡(i)	54	53
Series 2004-ECC2, Class M2, 1.14%, 12/25/2034‡(i)	990	974
CPS Auto Receivables Trust
Series 2019-B, Class C, 3.35%, 1/15/2024(b)	2,710	2,720
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(b)	930	938
Series 2018-3A, Class C, 4.04%, 12/15/2027(b)	1,060	1,067
Diamond Resorts Owner Trust
Series 2018-1, Class C, 4.53%, 1/21/2031‡(b)	2,948	2,826
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	4,432	4,526
Series 2018-4, Class D, 4.09%, 1/15/2026	4,770	4,869
Driven Brands Funding LLC
Series 2019-2A, Class A2, 3.98%, 10/20/2049(b)	1,831	1,690
DT Auto Owner Trust
Series 2018-3A, Class C, 3.79%, 7/15/2024(b)	4,350	4,390
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	1,650	1,657
Series 2018-1A, Class E, 5.42%, 3/17/2025(b)	645	640
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	1,647	1,665
Series 2018-2A, Class D, 4.04%, 3/15/2024(b)	3,300	3,341
Series 2019-3A, Class C, 2.79%, 5/15/2024(b)	1,625	1,635
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	3,650	3,657
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	900	884

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-1A, Class E, 4.64%, 10/15/2024(b)	1,880	1,787
Series 2018-2A, Class E, 5.33%, 5/15/2025(b)	1,790	1,794
Series 2018-3A, Class F, 6.55%, 8/25/2025(b)	880	795
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.89%, 8/25/2034‡(i)	85	84
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(b)	143	144
Series 2016-3, Class E, 6.25%, 10/15/2023(b)	910	918
Series 2018-3, Class C, 3.79%, 12/16/2024(b)	1,090	1,101
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(b)	321	320
Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	600	582
Series 2020-FP1, Class A, 2.52%, 3/18/2027(b)	2,068	2,039
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(b)	2,600	2,422
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(b)	1,250	881
Fremont Home Loan Trust Series 2004-2, Class M2, 1.10%, 7/25/2034(i)	11	10
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024(b)	2,000	1,986
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(b)(i)	199	148
Home Equity Asset Trust Series 2004-6, Class M2, 1.07%, 12/25/2034‡(i)	39	37
Lendingpoint Funding Trust Series 2018-1, Class B, 6.18%, 11/15/2024‡(b)(i)	5,667	5,667
Lendmark Funding Trust
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(b)	730	671
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(b)	1,700	1,540
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	1,772	1,788
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(b)	3,425	3,320
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(b)	789	788
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(b)	98	98
Series 2018-1A, Class C, 3.69%, 3/15/2028(b)	1,815	1,803
Series 2018-1A, Class D, 4.85%, 3/15/2028‡(b)	450	429
Series 2018-3A, Class A, 3.20%, 9/15/2028(b)	76	76
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 1.14%, 7/25/2034(i)	59	56
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(b)(f)	3,889	3,845
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(f)	2,142	1,963
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(b)	109	117
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 1.02%, 1/25/2034‡(i)	19	19
New Century Home Equity Loan Trust Series 2003-4, Class M2, 2.90%, 10/25/2033‡(i)	19	19
OL SP LLC
Series 2018, Class C, 4.25%, 2/9/2030‡	992	861
Series 2018, Class B, 4.61%, 2/9/2030‡	1,018	991
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class B, 4.02%, 4/18/2022‡(b)	500	494
Series 2018-1A, Class C, 4.52%, 4/18/2022‡(b)	470	462
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	1,493	1,506
Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	1,810	1,792
OneMain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	1,250	1,129
Series 2020-1A, Class A, 3.84%, 5/14/2032(b)	2,200	2,245
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	1,100	945
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.52%, 4/25/2023(b)(i)	1,980	1,732
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 3.02%, 2/25/2023(b)(i)	1,400	1,250
Series 2018-GT2, Class A, 2.82%, 8/25/2025(b)(i)	3,690	3,246

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(b)	490	492
Series 2018-1A, Class C, 3.75%, 10/15/2024(b)	4,370	4,431
Series 2018-1A, Class D, 4.14%, 10/15/2024(b)	1,145	1,141
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A2, 5.93%, 12/27/2058‡(b)(f)	2,500	2,236
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	4,720	4,703
RASC Trust
Series 2005-EMX1, Class M1, 0.81%, 3/25/2035‡(i)	948	931
Series 2005-KS2, Class M1, 0.81%, 3/25/2035‡(i)	32	31
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(f)	155	160
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(f)	840	883
Santander Drive Auto Receivables Trust
Series 2016-2, Class E, 4.38%, 9/15/2023	3,200	3,207
Series 2018-4, Class D, 3.98%, 12/15/2025	3,070	3,134
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(b)	1,163	1,146
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(b)	2,760	2,734
Series 2019-A, Class C, 3.00%, 1/26/2032(b)	2,960	2,799
Series 2019-A, Class D, 3.45%, 1/26/2032(b)	4,000	3,722
Saxon Asset Securities Trust Series 2004-3, Class M1, 1.07%, 12/26/2034‡(i)	231	217
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026‡(b)	1,584	1,541
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(b)	1,250	1,244
Series 2018-1, Class C, 3.97%, 2/25/2027‡(b)	730	626
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029(b)	700	701
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 1.17%, 10/25/2033‡(i)	84	82
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(b)	180	180
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(b)	1,867	1,888
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(b)(f)	639	613
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	780	781
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	1,220	1,241
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	5,470	5,090
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,701	1,594
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	1,060	991
Series 2019-2A, Class F, 5.00%, 3/16/2026(b)	1,880	1,496

		182,104

TOTAL ASSET-BACKED SECURITIES (Cost $230,461)		223,551

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
United Kingdom — 0.3%
Brass NO 8 plc Series 8A, Class A1, 1.09%, 11/16/2066(b)(i)	3,009	2,982
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 2.45%, 12/22/2069(b)(i)	1,128	1,126
Permanent Master Issuer plc
Series 2018-1A, Class 1A1, 1.60%, 7/15/2058(b)(i)	2,141	2,138
Series 2019-1A, Class 1A1, 1.77%, 7/15/2058(b)(i)	1,760	1,755

		8,001

United States — 7.4%
Acre Series 2017-B, 8.39%, 12/22/2021	3,000	3,000
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,363	3,435
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	69	68

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,134	1,075
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	2,748	2,728
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(b)(i)	7,272	7,323
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(i)	3,062	3,071
Angel Oak Mortgage Trust I LLC
Series 2018-PB1, Class A, 4.00%, 8/25/2021(b)	651	652
Series 2019-2, Class A1, 3.63%, 3/25/2049(b)(i)	4,025	4,073
Series 2019-4, Class A3, 3.30%, 7/26/2049(b)(i)	1,046	1,057
Antler Mortgage Trust Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(b)(f)	5,800	4,173
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 4.45%, 2/25/2037(i)	47	45
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.92%, 5/25/2023(b)(i)	1,210	1,043
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,425	1,091
CIM Trust Series 2019-INV3, Class A11, 1.44%, 8/25/2049(b)(i)	3,049	3,007
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.58%, 11/25/2049(b)(i)	1,781	1,779
Series 2020-1, Class A1, 2.49%, 2/25/2050(b)(i)	4,666	4,693
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.27%, 10/25/2039‡(b)(i)	3,700	3,487
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(i)	3,069	3,072
Series 2020-1, Class A1, 2.34%, 1/25/2060(b)(i)	10,094	9,981
Series 2020-1, Class A3, 2.65%, 1/25/2060(b)(i)	3,462	3,423
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 0.43%, 8/19/2045(i)	774	696
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.47%, 10/25/2048(b)(i)	1,450	1,337
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA4, Class M3, 4.07%, 4/25/2029(i)	2,750	2,805
FHLMC, REMIC
Series 3775, Class LI, IO, 3.50%, 12/15/2020	58	—	(k)
Series 3914, Class LS, IF, IO, 6.62%, 8/15/2026(i)	471	48
Series 4304, Class DI, IO, 2.50%, 1/15/2027	324	12
Series 4030, Class IL, IO, 3.50%, 4/15/2027	309	20
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,469	82
Series 4057, Class UI, IO, 3.00%, 5/15/2027	846	51
Series 4120, Class UI, IO, 3.00%, 10/15/2027	647	37
Series 4323, Class IW, IO, 3.50%, 4/15/2028	210	11
Series 4311, Class QI, IO, 3.00%, 10/15/2028	933	48
Series 4324, Class AI, IO, 3.00%, 11/15/2028	555	34
Series 4313, Class UI, IO, 3.00%, 3/15/2029	1,068	77
Series 4280, Class KI, IO, 3.50%, 9/15/2031	813	34
Series 3716, Class PI, IO, 4.50%, 4/15/2038	66	2
Series 3459, Class JS, IF, IO, 6.07%, 6/15/2038(i)	365	83
Series 4119, Class LI, IO, 3.50%, 6/15/2039	243	11
Series 3907, Class AI, IO, 5.00%, 5/15/2040	204	12
Series 4018, Class HI, IO, 4.50%, 3/15/2041	287	29
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	317	46
Series 4173, Class I, IO, 4.00%, 3/15/2043	793	143
Series 4305, Class SK, IF, IO, 6.42%, 2/15/2044(i)	7,068	1,595
Series 4372, Class SY, IF, IO, 5.92%, 8/15/2044(i)	1,071	192
Series 4585, Class JI, IO, 4.00%, 5/15/2045	2,154	318
Series 4694, Class SA, IF, IO, 5.92%, 6/15/2047(i)	5,950	937
Series 4689, Class SD, IF, IO, 5.97%, 6/15/2047(i)	12,794	2,473
Series 4714, Class SA, IF, IO, 5.97%, 8/15/2047(i)	9,636	2,080
FHLMC, STRIPS
Series 319, Class S2, IF, IO, 5.82%, 11/15/2043(i)	17,030	3,343

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.17%, 7/25/2025(i)	1,546	1,563
Series 2016-C03, Class 2M2, 6.07%, 10/25/2028(i)	539	571
Series 2016-C06, Class 1M2, 4.42%, 4/25/2029(i)	1,685	1,739
Series 2017-C06, Class 1M2, 2.82%, 2/25/2030(i)	1,678	1,645
FNMA, REMIC
Series 2011-144, Class SA, IF, IO, 6.48%, 11/25/2025(i)	287	12
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,377	93
Series 2013-15, IO, 2.50%, 3/25/2028	2,064	110
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	1,464	124
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	861	55
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	610	32
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	7,143	474
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	5,179	529
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	1,053	107
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	147	8
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	50	2
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	140	7
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	157	9
Series 2012-93, Class SE, IF, IO, 5.93%, 9/25/2042(i)	2,847	640
Series 2012-93, Class SG, IF, IO, 5.93%, 9/25/2042(i)	700	149
Series 2012-133, Class NS, IF, IO, 5.98%, 12/25/2042(i)	5,697	1,314
Series 2014-14, Class SA, IF, IO, 5.78%, 4/25/2044(i)	10,272	2,054
Series 2015-40, Class LS, IF, IO, 6.00%, 6/25/2045(i)	5,085	1,155
Series 2015-85, Class SA, IF, IO, 5.45%, 11/25/2045(i)	6,353	1,299
Series 2016-25, Class SL, IF, IO, 5.83%, 5/25/2046(i)	5,639	1,310
Series 2016-39, Class LS, IF, IO, 5.83%, 7/25/2046(i)	16,348	3,922
Series 2016-61, Class ST, IF, IO, 5.83%, 9/25/2046(i)	11,255	2,767
Series 2016-75, Class SC, IF, IO, 5.93%, 10/25/2046(i)	14,006	3,027
Series 2017-13, Class AS, IF, IO, 5.88%, 2/25/2047(i)	10,589	2,383
Series 2019-42, Class SK, IF, IO, 5.88%, 8/25/2049(i)	8,488	1,642
Series 2017-57, Class SA, IF, IO, 5.93%, 8/25/2057(i)	5,544	1,022
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	939	32
Series 401, Class C6, IO, 4.50%, 10/25/2029	723	41
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050(b)(i)	5,558	5,528
GCAT Trust Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(b)(f)	8,933	8,900
GNMA
Series 2003-69, Class SB, IF, IO, 6.42%, 8/16/2033(i)	846	83
Series 2011-13, Class S, IF, IO, 5.77%, 1/16/2041(i)	606	128
Series 2017-107, Class KS, IF, IO, 6.03%, 7/20/2047(i)	9,898	1,827
Series 2019-42, Class SJ, IF, IO, 5.88%, 4/20/2049(i)	7,809	1,206
Series 2019-115, Class SD, IF, IO, 5.93%, 9/20/2049(i)	3,398	472
Series 2015-H13, Class GI, IO, 1.77%, 4/20/2065(i)	4,147	189
Series 2017-H14, Class FG, 3.49%, 6/20/2067(i)	1,830	1,859
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	3,927	3,933

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(b)(i)	143	73
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 0.36%, 8/19/2037(i)	167	144
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(b)(i)	837	846
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(i)	2,050	1,926
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 0.35%, 5/25/2036(i)	2,505	2,214
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(b)	2,250	2,120
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(b)	2,380	2,221
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(b)(f)	1,380	1,228
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033‡(i)	252	257
OBX Trust
Series 2020-INV1, Class A11, 1.39%, 12/25/2049(b)(i)	2,765	2,591
Series 2019-EXP1, Class 2A1B, 1.12%, 1/25/2059(b)(i)	3,116	3,052
Series 2020-EXP1, Class 2A1, 0.92%, 2/25/2060(b)(i)	1,327	1,308
P-stlb 9.25%, 10/11/2022‡	3,800	3,800
SART 4.75%, 7/15/2024	4,436	4,347
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(b)(i)	2,677	2,646
Series 2020-1, Class A1, 2.27%, 2/25/2050(b)(i)	4,112	4,107
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 3.78%, 2/25/2035(i)	201	193
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(f)	4,190	3,964
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(b)(i)	1,898	1,917
Series 2019-1, Class A1, 3.84%, 2/25/2059(b)(i)	2,398	2,421
Series 2019-INV3, Class A1, 2.69%, 11/25/2059(b)(i)	5,375	5,285
Series 2020-1, Class A1, 2.42%, 1/25/2060(b)(i)	3,450	3,464

		188,918

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $199,382)		196,919

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Cayman Islands — 0.1%
GPMT Ltd. Series 2018-FL1, Class B, 1.72%, 11/21/2035‡(b)(i)	2,520	2,196

United States — 4.3%
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(b)	4,375	3,666
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 5.82%, 2/10/2051(i)	2,605	2,785
BANK
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062(i)	8,457	481
Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063(i)	80,541	5,181
BXMT Ltd. Series 2017-FL1, Class D, 2.88%, 6/15/2035‡(b)(i)	4,650	3,838
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048‡(b)	1,220	794
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(b)(i)	5,920	5,131
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	14
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(i)	67,456	565
Series K729, Class X1, IO, 0.36%, 10/25/2024(i)	28,654	375
Series K731, Class X3, IO, 2.11%, 5/25/2025(i)	3,460	286

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series K078, Class X3, IO, 2.21%, 10/25/2028(i)	10,990	1,531
Series K091, Class A2, 3.51%, 3/25/2029	1,975	2,313
Series K158, Class A2, 3.90%, 12/25/2030(i)	1,270	1,520
Series K155, Class A2, 3.75%, 11/25/2032	8,750	10,449
Series K-1511, Class X3, IO, 3.42%, 4/25/2034(i)	7,620	2,312
Series K153, Class X3, IO, 3.77%, 4/25/2035(i)	5,560	1,640
Series K036, Class X3, IO, 2.11%, 12/25/2041(i)	31,545	2,080
Series K720, Class X3, IO, 1.33%, 8/25/2042(i)	39,172	945
Series K041, Class X3, IO, 1.64%, 11/25/2042(i)	30,520	1,960
Series K718, Class X3, IO, 1.44%, 2/25/2043(i)	112,228	2,287
Series K054, Class X3, IO, 1.60%, 4/25/2043(i)	66,098	4,382
Series K047, Class X3, IO, 1.49%, 6/25/2043(i)	28,400	1,747
Series K050, Class X3, IO, 1.55%, 10/25/2043(i)	21,110	1,451
Series K052, Class X3, IO, 1.61%, 1/25/2044(i)	15,770	1,035
Series K726, Class X3, IO, 2.13%, 7/25/2044(i)	6,381	453
Series K067, Class X3, IO, 2.11%, 9/25/2044(i)	25,210	3,105
Series K729, Class X3, IO, 1.97%, 11/25/2044(i)	7,055	533
Series K724, Class X3, IO, 1.87%, 12/25/2044(i)	10,996	661
Series K071, Class X3, IO, 2.01%, 11/25/2045(i)	19,450	2,336
Series K072, Class X3, IO, 2.14%, 12/25/2045(i)	12,354	1,596
Series K089, Class X3, IO, 2.30%, 1/25/2046(i)	11,650	1,735
Series K088, Class X3, IO, 2.35%, 2/25/2047(i)	12,520	1,961
Series K094, Class X3, IO, 2.12%, 7/25/2047(i)	4,450	649
FNMA ACES Series 2016-M4, Class X2, IO, 2.65%, 1/25/2039(i)	7,796	553
FREMF Series 2018-KF46, Class B, 2.28%, 3/25/2028(b)(i)	1,734	1,366
FREMF Mortgage Trust
Series 2017-KF29, Class B, 4.00%, 2/25/2024(b)(i)	1,051	923
Series 2017-KF31, Class B, 3.23%, 4/25/2024(b)(i)	685	580
Series 2017-KF36, Class B, 2.98%, 8/25/2024(b)(i)	1,020	866
Series 2017-KF38, Class B, 2.83%, 9/25/2024(b)(i)	582	497
Series 2017-KF41, Class B, 2.83%, 11/25/2024(b)(i)	443	384
Series 2018-KF42, Class B, 2.53%, 12/25/2024(b)(i)	1,791	1,552
Series 2018-KF45, Class B, 2.28%, 3/25/2025(b)(i)	540	454
Series 2018-KF47, Class B, 2.33%, 5/25/2025(b)(i)	701	597
Series 2016-KF24, Class B, 5.33%, 10/25/2026(b)(i)	253	246
Series 2017-KF40, Class B, 3.03%, 11/25/2027(b)(i)	1,060	858
Series 2018-KF50, Class B, 2.23%, 7/25/2028(b)(i)	1,497	1,254
Series 2017-K67, Class C, 3.94%, 9/25/2049(b)(i)	1,090	1,031
Series 2017-K729, Class B, 3.67%, 11/25/2049(b)(i)	900	899
Series 2017-K728, Class B, 3.65%, 11/25/2050(b)(i)	4,200	4,228
Series 2017-K728, Class C, 3.65%, 11/25/2050(b)(i)	1,265	1,222
GNMA
Series 2013-48, IO, 0.63%, 7/16/2054(i)	26,457	872
Series 2017-9, IO, 0.73%, 1/16/2057(i)	17,504	956
Series 2017-151, IO, 0.71%, 9/16/2057(i)	4,470	245
Series 2016-157, IO, 0.95%, 11/16/2057(i)	12,797	815
Series 2016-119, IO, 1.10%, 4/16/2058(i)	9,641	548
Series 2017-54, IO, 0.64%, 12/16/2058(i)	9,154	456
Series 2017-23, IO, 0.74%, 5/16/2059(i)	12,122	650
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(b)(i)	2,672	2,572
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044(i)	351	346
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(i)	2,051	1,190
Morgan Stanley Capital I Trust
Series 2006-T23, Class D, 6.19%, 8/12/2041‡(b)(i)	1,367	1,377
Series 2005-HQ7, Class E, 5.38%, 11/14/2042‡(i)	1,233	1,220

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(b)	286	291
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(i)	3,539	3,574
Series 2019-3, Class A, 3.03%, 10/25/2049(b)(i)	1,619	1,593
Series 2020-1, Class AFX, 2.61%, 2/25/2050(b)(i)	4,532	4,414

		110,426

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $120,847)		112,622

CONVERTIBLE BONDS — 3.1%
China — 0.4%
GDS Holdings Ltd. 2.00%, 6/1/2025	1,880	2,289
Huazhu Group Ltd. 0.38%, 11/1/2022	3,860	3,845
Trip.com Group Ltd. 1.00%, 7/1/2020	3,115	3,113

		9,247

United States — 2.7%
Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	1,638
Callaway Golf Co. 2.75%, 5/1/2026(b)	708	782
Cree, Inc. 0.88%, 9/1/2023	3,445	3,776
DocuSign, Inc. 0.50%, 9/15/2023	2,150	4,291
Envestnet, Inc. 1.75%, 6/1/2023	2,905	3,547
Etsy, Inc. Zero Coupon, 3/1/2023	1,890	4,284
FireEye, Inc. 0.88%, 6/1/2024	2,320	2,057
Fortive Corp. 0.88%, 2/15/2022	3,670	3,504
Guess?, Inc. 2.00%, 4/15/2024	1,845	1,202
II-VI, Inc. 0.25%, 9/1/2022	5,305	6,250
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025(b)	1,710	1,620
Knowles Corp. 3.25%, 11/1/2021	3,260	3,458
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	3,321
Microchip Technology, Inc. 1.63%, 2/15/2027	2,630	3,540
Nuance Communications, Inc.
1.50%, 11/1/2035	2,887	3,433
1.00%, 12/15/2035	1,473	1,614
Nutanix, Inc. Zero Coupon, 1/15/2023	3,430	3,034
ON Semiconductor Corp. 1.00%, 12/1/2020	4,580	4,877
Redfin Corp. 1.75%, 7/15/2023	570	681
Silicon Laboratories, Inc. 0.63%, 6/15/2025(b)	370	383
Snap, Inc. 0.75%, 8/1/2026(b)	3,630	3,882
Southwest Airlines Co. 1.25%, 5/1/2025	945	1,063
Square, Inc. 0.50%, 5/15/2023	3,725	4,648
Vocera Communications, Inc. 1.50%, 5/15/2023	855	802
Zillow Group, Inc. 2.00%, 12/1/2021	1,955	2,485

		70,172

TOTAL CONVERTIBLE BONDS (Cost $75,891)		79,419

LOAN ASSIGNMENTS — 1.1%(l)
Canada — 0.0%(h)
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024(c)	677	600

Luxembourg — 0.0%(h)
Intelsat Jackson Holdings, 1st Lien Term Loan (1-MONTH PRIME + 2.75%), 6.00%, 11/27/2023(c)	1,084	1,089

United States — 1.1%
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/3/2022(c)	422	275
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 12/15/2024(c)	460	427
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.40%, 8/1/2025(c)	1,457	1,422

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022(c)	839	213
Calpine Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.43%, 1/15/2024(c)	494	483
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 11/18/2024(c)	574	518
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 3/15/2027(c)	791	758
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(c)	511	506
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.32%, 2/28/2025(c)	395	291
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(c)	337	315
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026(c)(m)	1,684	1,280
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 4/6/2026(c)	1,325	1,270
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(c)	375	362
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.93%, 12/29/2025(c)	255	232
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.20%, 12/31/2025(c)	364	334
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(c)	547	515
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 8/24/2026(c)	1,289	1,103
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(c)	1,145	1,118
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 12/13/2025(c)	275	257
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 2 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/3/2025(c)	320	319
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 10/10/2025(c)	494	321
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.00%, 5/16/2022‡(c)	63	63
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(j)	257	—
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.43%, 12/29/2023(c)	288	271
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.39%, 5/2/2025(c)	491	301
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 8/27/2025(c)	929	702
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 12/1/2023(c)	333	322
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(c)	1,961	1,866
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 2.75%), 4.02%, 4/25/2025(c)	458	440

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(c)	1,088	1,022
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(c)	347	282
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(c)	20	16
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 12/27/2024(c)	235	217
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.43%, 4/1/2024‡(c)	386	386
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025‡(c)	366	287
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 6/7/2023(c)	1,301	1,247
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(c)	771	682
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(c)	350	274
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 10/15/2025(c)	676	633
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/23/2026(c)	842	820
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.01%, 5/16/2025(c)	589	561
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.45%, 3/21/2025(c)	235	196
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 11/8/2024(c)	330	314
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.88%, 5/18/2026(c)	175	142
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.69%, 4/16/2026(c)	694	613
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(c)	986	715
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(c)	787	753
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 10/22/2025(c)	1,091	1,023
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 5/16/2024(c)	210	201
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(c)	971	706
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 2.30%, 11/1/2023(c)	420	411

		27,785

TOTAL LOAN ASSIGNMENTS (Cost $32,954)		29,474

SUPRANATIONAL — 0.1%
Supranational — 0.1%
African Export-Import Bank (The) 5.25%, 10/11/2023(a) (Cost $2,525)	2,380	2,498

	Shares (000)
PREFERRED STOCKS — 0.1%
United States — 0.1%
Claire’s Stores, Inc. *‡	1	1,526

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Goodman Networks, Inc. (Preference) *‡	1	—	(k)
MYT Holding Co., 10.00%, 6/7/2029(b)	494	267

TOTAL PREFERRED STOCKS (Cost $889)		1,793

COMMON STOCKS — 0.1%
Canada — 0.0%(h)
Advanz Pharma Corp. Ltd.*	35	120

New Zealand — 0.0%(h)
UCI Holdings LLC*‡	4	95

United Kingdom — 0.0%(h)
Topcompany Ltd.*‡	5,027	6

United States — 0.1%
Avaya Holdings Corp.*	22	317
Claire’s Stores, Inc.*‡	1	692
Clear Channel Outdoor Holdings, Inc.*	71	68
Goodman Networks, Inc.*‡	1	—
iHeartMedia, Inc., Class A*	4	31
Moran Foods Backstop Equity*‡	23	23
Penn Virginia Corp.*	2	19
Remington Outdoor Co., Inc.*‡	5	6
Vistra Energy Corp.	6	127

		1,283

TOTAL COMMON STOCKS (Cost $2,489)		1,504

	No. of Warrants (000)
WARRANTS — 0.0%(h)
Canada — 0.0%(h)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD*	46	1

United States — 0.0%(h)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	36	290

TOTAL WARRANTS (Cost $648)		291

	No. of Rights (000)
RIGHTS — 0.0%(h)
United States — 0.0%(h)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	6	7

	Shares (000)
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(n)(o) (Cost $68,169)	68,154	68,222

Total Investments — 98.8% (Cost $2,595,885)		2,541,151
Other Assets Less Liabilities — 1.2%		32,066

Net Assets — 100.0%		2,573,217

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CNY	China Yuan
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,592	06/2020	AUD	158,078	1,514
Canada 10 Year Bond	681	09/2020	CAD	76,066	133
U.S. Treasury 10 Year Note	342	09/2020	USD	47,559	58
U.S. Treasury 10 Year Ultra Note	298	09/2020	USD	46,861	57
U.S. Treasury Ultra Bond	147	09/2020	USD	31,959	(376)

					1,386

Short Contracts
Euro-Bobl	(8)	06/2020	EUR	(1,200)	(1)
Euro-Bund	(909)	06/2020	EUR	(173,877)	1,835
Euro-Buxl	(15)	06/2020	EUR	(3,523)	71
U.S. Treasury 2 Year Note	(4)	09/2020	USD	(883)	— (a)
U.S. Treasury 5 Year Note	(313)	09/2020	USD	(39,321)	(52)
U.S. Treasury 10 Year Ultra Note	(76)	09/2020	USD	(11,951)	(45)
U.S. Treasury Long Bond	(155)	09/2020	USD	(27,609)	(95)

					1,713

					3,099

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of May 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,598	USD	3,899	Goldman Sachs International	6/3/2020	95
EUR	2,275	USD	2,483	Standard Chartered Bank	6/3/2020	43
EUR	362	USD	393	State Street Corp.	6/3/2020	9
GBP	1,250	USD	1,543	BNP Paribas	6/3/2020	— (a)
GBP	5,327	USD	6,574	State Street Corp.	6/3/2020	5
USD	9,836	GBP	7,863	State Street Corp.	6/3/2020	125
AUD	4,430	USD	2,872	Goldman Sachs International	6/23/2020	81
EUR	12,412	USD	13,717	Merrill Lynch International	6/23/2020	66
EUR	27,423	USD	29,627	State Street Corp.	6/23/2020	826
RUB	1,317,088	USD	18,254	Citibank, NA**	6/23/2020	391
USD	58,587	CNY	417,014	Goldman Sachs International**	6/23/2020	93
EUR	1,068	USD	1,181	Merrill Lynch International	7/6/2020	6
EUR	3,096	USD	3,402	Standard Chartered Bank	7/6/2020	37
USD	13,047	EUR	11,702	HSBC Bank, NA	7/6/2020	48
USD	310,172	EUR	278,794	State Street Corp.	7/6/2020	479
Total unrealized appreciation						2,304
EUR	278,794	USD	309,963	State Street Corp.	6/3/2020	(482)
GBP	1,287	USD	1,614	Barclays Bank plc	6/3/2020	(24)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

USD	307,128	EUR	282,283	Merrill Lynch International	6/3/2020	(6,226)
USD	687	EUR	633	Royal Bank of Canada	6/3/2020	(15)
USD	2,321	EUR	2,114	State Street Corp.	6/3/2020	(25)
JPY	321,391	USD	2,981	Barclays Bank plc	6/23/2020	— (a)
JPY	10,721,882	USD	100,403	BNP Paribas	6/23/2020	(955)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,856	AUD	4,430	BNP Paribas	6/23/2020	(97)
USD	1,302	AUD	1,973	State Street Corp.	6/23/2020	(13)
USD	12,537	BRL	72,490	Citibank, NA**	6/23/2020	(1,031)
USD	1,261	CAD	1,776	HSBC Bank, NA	6/23/2020	(29)
USD	12,333	CZK	314,347	HSBC Bank, NA	6/23/2020	(636)
USD	276,733	EUR	255,401	HSBC Bank, NA	6/23/2020	(6,894)
USD	2,306	EUR	2,107	State Street Corp.	6/23/2020	(34)
USD	12,964	MXN	299,000	Merrill Lynch International	6/23/2020	(477)
USD	10,779	PEN	37,368	Citibank, NA**	6/23/2020	(123)
USD	5,496	RUB	406,388	Citibank, NA**	6/23/2020	(257)
USD	24,439	TRY	173,243	Barclays Bank plc	6/23/2020	(799)
USD	4,248	EUR	3,893	Goldman Sachs International	7/6/2020	(76)
USD	8,411	EUR	7,626	Merrill Lynch International	7/6/2020	(61)
USD	6,575	GBP	5,327	State Street Corp.	7/6/2020	(5)

Total unrealized depreciation						(18,259)

Net unrealized depreciation						(15,955)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

(a) Amount rounds to less than one thousand.
** Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.32-V2	1.00	Quarterly	12/20/2024	2.78	USD 17,957	1,015	281	1,296
CDX.NA.EM.32-V2	1.00	Quarterly	12/20/2024	2.78	USD 10,725	1,075	(301)	774
CDX.NA.EM.32-V2	1.00	Quarterly	12/20/2024	2.78	USD 10,725	1,075	(301)	774
CDX.NA.EM.32-V2	1.00	Quarterly	12/20/2024	2.78	USD 20,275	2,029	(565)	1,464
CDX.NA.EM.32-V2	1.00	Quarterly	12/20/2024	2.78	USD 22,392	2,401	(785)	1,616
CDX.NA.EM.32-V2	1.00	Quarterly	12/20/2024	2.78	USD 9,308	1,007	(335)	672
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 104,328	5,060	(4,001)	1,059

						13,662	(6,007)	7,655

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx.Europe.Crossover.33-V1	5.00	Quarterly	6/20/2025	4.29	EUR 72,035	6,565	(9,829)	(3,264)
iTraxx.Europe.Crossover.33-V1	5.00	Quarterly	6/20/2025	4.29	EUR 13,700	(181)	(440)	(621)
iTraxx.Europe.Crossover.33-V1	5.00	Quarterly	6/20/2025	4.29	EUR 23,000	(201)	(841)	(1,042)

						6,183	(11,110)	(4,927)

						19,845	(17,117)	2,728

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$39,165	$2,282	$41,447
United States	—	123,126	58,978	182,104

Total Asset-Backed Securities	—	162,291	61,260	223,551

Collateralized Mortgage Obligations
United Kingdom	—	8,001	—	8,001
United States	—	175,275	13,643	188,918

Total Collateralized Mortgage
Obligations	—	183,276	13,643	196,919

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,196	2,196
United States	—	96,585	13,841	110,426

Total Commercial Mortgage-Backed Securities	—	96,585	16,037	112,622

Common Stocks
Canada	120	—	—	120
New Zealand	—	—	95	95
United Kingdom	—	—	6	6
United States	562	—	721	1,283

Total Common Stocks	682	—	822	1,504

Convertible Bonds	—	79,419	—	79,419
Corporate Bonds
Argentina	—	1,160	—	1,160
Australia	—	1,525	—	1,525
Azerbaijan	—	2,370	—	2,370
Belgium	—	23,756	—	23,756
Brazil	—	19,333	—	19,333
Canada	—	14,219	—	14,219
Chile	—	6,064	—	6,064
China	—	13,389	—	13,389
Denmark	—	5,623	—	5,623
France	—	84,835	—	84,835
Germany	—	23,481	—	23,481
Greece	—	13,575	—	13,575
Guatemala	—	711	—	711
Hong Kong	—	1,929	—	1,929
Indonesia	—	4,605	—	4,605
Ireland	—	19,051	—	19,051
Italy	—	44,552	—	44,552
Kazakhstan	—	5,201	—	5,201
Luxembourg	—	22,962	—	22,962
Malaysia	—	3,875	—	3,875
Mexico	—	29,674	—	29,674
Morocco	—	2,563	—	2,563
Netherlands	—	25,967	—	25,967
Nigeria	—	1,146	—	1,146
Oman	—	2,084	—	2,084
Peru	—	7,990	—	7,990
Portugal	—	9,836	—	9,836
Qatar	—	2,989	—	2,989
Singapore	—	6,239	—	6,239
South Africa	—	1,224	—	1,224
Spain	—	43,138	—	43,138
Sweden	—	8,339	—	8,339
Switzerland	—	30,997	—	30,997
Taiwan	—	2,618	—	2,618
Turkey	—	3,320	—	3,320
United Arab Emirates	—	774	—	774
United Kingdom	—	73,178	—	73,178
United States	—	712,627	250	712,877

Total Corporate Bonds	—	1,276,919	250	1,277,169

Foreign Government Securities	—	547,682	—	547,682
Loan Assignments
Canada	—	600	—	600
Luxembourg	—	1,089	—	1,089
United States	—	27,049	736	27,785

Total Loan Assignments	—	28,738	736	29,474

Preferred Stocks
United States	—	267	1,526	1,793
Rights	—	—	7	7
Supranational	—	2,498	—	2,498
Warrants
Canada	—	1	—	1
United States	—	—	290	290

Total Warrants	—	1	290	291

Short-Term Investments
Investment Companies	68,222	—	—	68,222

Total Investments in Securities	$68,904	$2,377,676	$94,571	$2,541,151

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$2,304	$—	$2,304
Futures Contracts	3,668	—	—	3,668
Swaps	—	281	—	281

Total Appreciation in Other Financial Instruments	$3,668	$2,585	$—	$6,253

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18,259)	$—	$(18,259)
Futures Contracts	(569)	—	—	(569)
Swaps	—	(17,398)	—	(17,398)

Total Depreciation in Other Financial Instruments	$(569)	$(35,657)	$—	$(36,226)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$3,991	$(101)	$(47)	$—	(a)	$—	$(1,561)	$—	$—	$2,282
Asset-Backed Securities — United States	69,167	—	(3,654)	5		—	(6,540)	—	—	58,978
Collateralized Mortgage Obligations — United States	12,055	—	(2,108)	—	(a)	—	(9)	3,705	—	13,643
Commercial Mortgage-Backed Securities — Cayman Islands	2,519	—	(323)	—		—	—	—	—	2,196
Commercial Mortgage-Backed Securities — United States	14,274	(489)	(2,441)	—	(a)	—	(4,867)	7,364	—	13,841
Common Stocks — Canada	14	—	—	—		—	—	—	(14)	—
Common Stocks — New Zealand	101	—	(6)	—		—	—	—	—	95
Common Stocks — United Kingdom	7	—	(1)	—		—	—	—	—	6
Common Stocks — United States	771	—	(51)	—		13	—	—	(12)	721
Corporate Bonds — Luxembourg	3,476	—	(211)	3		—	(3,268)	—	—	—
Corporate Bonds — United States	250	89	— (a)	—		—	(89)	—	—	250
Loan Assignments — United States	63	—	181	9		483	—	—	—	736
Preferred Stocks — United States	1,475	—	51	—		—	—	—	—	1,526
Rights — United States	7	—	— (a)	—		—	—	—	—	7
Warrants — United States	507	—	(217)	—		—	—	—	—	290

Total	$108,677	$(501)	$(8,827)	$17		$496	$(16,334)	$11,069	$(26)	$94,571

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(8,427,000).

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$23	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stock	23	(b)

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for potential outcome (e)	30.00% (30.00%)

Preferred Stock	—	(d)

	39,929		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 35.00% (14.96%)
				Constant Default Rate	0.00% — 20.00% (0.31%)
				Yield (Discount Rate of Cash Flows)	1.53% — 26.34% (8.65%)

Asset-Backed Securities	39,929

	5,670		Discounted Cash Flow	Constant Prepayment Rate	8.33% — 20.00% (13.32%)
				Constant Default Rate	0.00% — 1.59% (0.11%)
				Yield (Discount Rate of Cash Flows)	3.76% — 5.37% (4.26%)

Collateralized Mortgage Obligations	5,670

	10,003		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(17.64)% — 199.00% (29.36%)

Commercial Mortgage-Backed Securities	10,003

	386		Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	287		Market Comparable Companies	EBITDA Multiple (e)	6.0x (6.0x)

Loan Assignments	673

Total	$56,298

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $38,273,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$16,648	$537,996	$486,376	$(96)	$50	$68,222	68,154	$196	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (unaudited) (continued)

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.